Filed with the Securities and Exchange Commission on April 27, 2009

1933 Act Registration File No. 333-17391
1940 Act File No. 811-07959

SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 284	☒
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 286	☒

(Check appropriate box or boxes.)

ADVISORS SERIES TRUST
(Exact Name of Registrant as Specified in Charter)

615 East Michigan Street
Milwaukee, Wisconsin  53202
(Address of Principal Executive Offices) (Zip Code)

(Registrant’s Telephone Numbers, Including Area Code) (414) 765-6609

Douglas G. Hess
Advisors Series Trust
615 East Michigan Street
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)

Copies to:

Domenick Pugliese, Esq.
Paul, Hastings, Janofsky & Walker LLP
75 East 55th Street
New York, New York 10022

As soon as practical after the effective date of this Registration Statement
Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective

☐	immediately upon filing pursuant to paragraph (b)
☒	on April 30, 2009 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box

[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This Post-Effective Amendment No. 284 to the Registration Statement of Advisors Series Trust (the Trust) is being filed to add the audited financial statements and certain related financial information for the fiscal year ended December 31, 2008, for the Phocas Real Estate Fund and the Phocas Small Cap Value Fund.

PROSPECTUS

PHOCAS REAL ESTATE FUND (PHREX)
PHOCAS SMALL CAP VALUE FUND (PHSVX)

Each a series of Advisors Series Trust

April 30, 2009

As with all mutual funds, the United States Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or determined if this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

PHOCAS REAL ESTATE FUND
PHOCAS SMALL CAP VALUE FUND

Each Fund is a series of Advisors Series Trust

Phocas Real Estate Fund (the “Real Estate Fund”) is a non-diversified mutual fund that seeks long-term total investment return through a combination of capital appreciation and current income.

Phocas Small Cap Value Fund (the “Small Cap Value Fund”) is a diversified mutual fund that seeks long-term total investment return through capital appreciation.

Phocas Financial Corporation (the “Advisor”) is the investment advisor to the Real Estate Fund and the Small Cap Value Fund (each, a “Fund,” and collectively, the “Funds”) and is located at 980 Atlantic Avenue, Suite 106, Alameda, California 94501.  The Funds are series of Advisors Series Trust (the “Trust”).  The Funds do not hold themselves out as related to any other series of the Trust for purposes of investment and investor services, nor do they share the same investment advisor with any other series.

This Prospectus sets forth basic information about the Funds that you should know before investing.  It should be read and retained for future reference.  More detailed information is contained in the Funds’ Statement of Additional Information dated April 30, 2009 (the “SAI”).

The date of this Prospectus is April 30, 2009.

Please find the Funds’ Privacy Notice inside the back cover
of this Prospectus.
RISK/RETURN SUMMARY: INVESTMENTS, RISKS, AND PERFORMANCE

What are the Funds’ Investment Objectives?
The Real Estate Fund’s investment objective is long-term total investment return through a combination of capital appreciation and current income.

The Small Cap Value Fund’s investment objective is long-term total investment return through capital appreciation.

What are the Funds’ Principal Investment Strategies?
Real Estate Fund
Under normal market conditions, the Real Estate Fund invests at least 80%  of its net assets, plus any borrowings for investment purposes, in equity real estate investment trusts (“REITs”) and other commercial real estate-oriented companies which own, manage and invest in underlying real estate assets, including REITs and real estate operating companies.  The Fund may invest up to 50% of its net assets in securities of non-U.S. issuers (“foreign securities”) that trade on U.S. or foreign exchanges.  The Fund will seek to maintain a portfolio with continuous exposure to most real estate sectors.

Small Cap Value Fund
Under normal market conditions, the Small Cap Value Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in domestic common stocks and other equity securities (including convertible preferred stocks and warrants) of small-capitalization companies, consistent with companies within the Russell 2000® Value Index.  The Fund may invest up to 20% of its net assets in American Depositary Receipts (“ADRs”) or foreign securities that trade on U.S. exchanges.  The Fund will pursue its investment objective by investing in a diversified portfolio of small-capitalization securities selling at discounts to their fair value as assessed by the investment and research team of the Advisor.

What are the Principal Risks of Investing in the Funds?
By themselves, the Funds are not complete, balanced investment plans.  The Funds cannot guarantee that they will achieve their investment objectives.  As with all mutual funds, there is the risk that you could lose money on your investment in the Funds.

The following are the principal risks (applicable to both Funds) that could adversely affect the value of your investment in the Funds.

Market Risk.  The value of the Funds’ shares will fluctuate as a result of the movement of the overall stock market or of the value of the individual securities held by the Funds, and you could lose money.  The stock market has been subject to significant volatility recently, which has increased the risks associated with an investment in the Funds.

Equity Risk.  The equity securities held by the Funds may experience sudden, unpredictable drops in value or long periods of decline in value.

Non-U.S. Investment Risk.  Foreign securities can be more volatile than domestic (U.S.) securities.  Securities markets of other countries are generally smaller than U.S. securities markets.  Many foreign securities may be less liquid and more volatile than U.S. securities, which could affect the Funds’ investments.  The exchange rates between U.S. dollar and foreign currencies might fluctuate, which can negatively affect the value of the Funds’ investments.

Conflicts of Interest Risk.  The Advisor may advise other clients with investment objectives similar to those of the Funds.  There may be instances in which the Funds would not be able to invest in certain limited investment opportunities due to the investment by other clients advised by the Advisor.

Management Risk.  The skill of the Advisor will play a significant role in the Funds’ abilities to achieve their investment objectives. Each Fund’s ability to achieve its investment objective depends on the ability of the Advisor to correctly identify economic trends, especially with regard to accurately forecasting inflationary and deflationary periods.

Newer Fund Risk.  Because the Funds are relatively new, there is a risk that the Funds may be liquidated if either one does not attract enough assets to support its continued existence. Liquidation does not require prior approval of the Funds’ shareholders and will trigger a taxable event equivalent to redemption of Fund shares.

Risks Specific to the Real Estate Fund

Non-Diversification Risk.  There is no restriction on how much the Real Estate Fund may invest in the securities of a single issuer under the Investment Company Act of 1940, as amended (the “1940 Act”).  Therefore, greater investment in a single issuer makes the Real Estate Fund more susceptible to financial, economic or market events impacting such issuer.

Real Estate and REIT Risk.  Because the Real Estate Fund invests principally in a single market sector, it is particularly vulnerable to the risks of the real estate industry.  The value and performance of equity, mortgage and hybrid REITs depends on how well the underlying properties owned by the REIT are managed.

Risks Specific to the Small Cap Value Fund

Small Companies Risk.  Investing in securities of small-sized companies may involve greater volatility than investing in larger and more established companies because small-sized companies can be subject to more abrupt or erratic share price changes than larger, more established companies.

Value Style Investing Risk.  Different types of equity investment strategies tend to yield more or less favorable returns depending on market conditions.  The performance resulting from the Small Cap Value Fund’s “value” investment style may sometimes be lower than that of other types of equity funds.

Sector Risk.  The Fund may invest a significant amount of its total assets in certain sectors, which subjects the Fund to the risk that investments within those economic sectors may decline in price due to sector-specific market or economic developments.

Who may want to Invest in the Funds?	The Funds may be appropriate for investors who:
—	Have a long-term investment horizon;

—	Want to add an investment with potential for capital appreciation to diversify their investment portfolio; and/or

—	Can accept the greater risks of investing in a portfolio with common stock holdings.

Performance

Real Estate Fund

The following performance information provides some indication of the risks of investing in the Real Estate Fund.  The bar chart illustrates changes in the Real Estate Fund’s total return from year to year.  The table illustrates the Real Estate Fund’s average annual return compared over time with both a broad measure of market performance and an index that is comprised of the type of securities in which the Real Estate Fund generally invests.  This past performance, before and after taxes, is not necessarily an indication of how the Real Estate Fund will perform in the future.

Real Estate Fund
Calendar Year Total Return as of December 31

During the period of time displayed in the bar chart, the Real Estate Fund’s best quarter was Q3 2008, up 6.82%, and its worst quarter was Q4 2008, down -34.59%.

Average Annual Total Returns
(for the periods ended December 31, 2008)

Real Estate Fund	1 Year	Since Inception (9/29/2006)
Return Before Taxes	-35.11%	-19.17%
Return After Taxes on Distributions[1]	-35.49%	-19.65%
Return After Taxes on Distributions and Sale of Fund Shares[1,2]	-22.82%	-16.14%
S&P 500® Index[3] (reflects no deduction for fees, expenses, or taxes)	-37.00%	-14.14%
NAREIT Equity Index[4] (reflects no deduction for fees, expenses, or taxes)	-37.73%	-21.78%

[1]
After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your situation and may differ from those shown.  Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

[2]	The Return After Taxes on Distributions and Sale of Fund Shares may be higher than other return figures when a net capital loss occurs upon the redemption of Fund shares.
[3]
The S&P 500® Index is an unmanaged index generally representative of the market for stocks of large-sized U.S. companies.  The figures above reflect all dividends reinvested.  You cannot invest directly in an index.

[4]
The NAREIT Equity Index is an unmanaged index of all tax-qualified REITs that are publicly traded and have 75% or more of their gross invested book assets invested directly or indirectly in equity ownership of real estate. The figures above reflect all dividends reinvested.  You cannot invest directly in an index.

Small Cap Value Fund

The following performance information provides some indication of the risks of investing in the Small Cap Value Fund.  The bar chart illustrates changes in the Small Cap Value Fund’s total return from year to year.  The table illustrates the Small Cap Value Fund’s average annual return compared over time with both a broad measure of market performance and an index that reflects the market sectors in which the Fund invests.  This past performance, before and after taxes, is not necessarily an indication of how the Small Cap Value Fund will perform in the future.

Small Cap Value Fund
Calendar Year Total Return as of December 31

During the period of time displayed in the bar chart, the Small Cap Value Fund’s best quarter was Q3 2008, up 3.60%, and its worst quarter was Q4 2008, down -19.36%.

Average Annual Total Returns
(for the periods ended December 31, 2008)

Small Cap Value Fund	1 Year	Since Inception (9/29/2006)
Return Before Taxes	-24.68%	-11.31%
Return After Taxes on Distributions[1]	-24.78%	-11.44%
Return After Taxes on Distributions and Sale of Fund Shares[1,2]	-15.91%	-9.49%
S&P 500® Index[3] (reflects no deduction for fees, expenses, or taxes)	-37.00%	-14.22%
Russell 2000® Value Index[4] (reflects no deduction for fees, expenses, or taxes)	-28.92%	-15.05%

[1]
After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your situation and may differ from those shown.  Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.

[2]	The Return After Taxes on Distributions and Sale of Fund Shares may be higher than other return figures when a net capital loss occurs upon the redemption of Fund shares.
[3]
The S&P 500® Index is an unmanaged index generally representative of the market for stocks of large-sized U.S. companies.  The figures above reflect all dividends reinvested.  You cannot invest directly in an index.

[4]
The Russell 2000® Value Index measures the performance of those Russell 2000® companies with lower price-to-book ratios and lower forecasted growth values. The figures above reflect all dividends reinvested.  You cannot invest directly in an index.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of either the Real Estate Fund or the Small Cap Value Fund.
Shareholder Fees[1] (fees paid directly from your investment)	Real Estate Fund	Small Cap Value Fund
Maximum Sales Charge (Load) Imposed on Purchases	None	None
Maximum Deferred Sales Charge (Load)	None	None
Redemption Fee (as a percentage of amount redeemed)[2]	1.00%	1.00%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	0.75%	0.75%
Rule 12b-1 Distribution Fee[3]	0.25%	0.00%
Other Expenses [4]	3.85%	0.77%
Total Annual Fund Operating Expenses	4.85%	1.52%
Less: Expense waiver/reimbursement[5]	-3.35%	-0.53%
Net Annual Fund Operating Expenses	1.50%	0.99%

[1]
Although no sales loads or transaction fees are charged, you will be assessed a $15 fee for outgoing wire transfers, and $25 for returned checks and stop payment orders by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent.  Please note that these fees are subject to change.

[2]
The redemption fee applies only to those shares that have been held for 90 days or less. The fee is payable to the respective Fund and is intended to benefit the remaining shareholders by reducing the cost of short-term trading.

[3]	Effective October 1, 2007, the Rule 12b-1 Plan accrual for the Small Cap Value Fund was reduced from 0.25% to 0.00%.
[4]
Other expenses include custodian, transfer agency and other customary fund expenses.  Other expenses also include expenses incurred by the Funds as a result of their investment in any money market fund or other investment company.  These expenses associated with a Fund’s investment in other investment companies are referred to as “Acquired Fund Fees and Expenses” (“AFFE”).  For the fiscal year ended December 31, 2008, each Fund incurred AFFE totaling less than 0.01% of the Fund’s average daily net assets.

[5]
The Advisor has contractually agreed to waive a portion or all of its management fees and/or pay Fund expenses to ensure that Net Annual Fund Operating Expenses (excluding AFFE, interest, taxes and extraordinary expenses) do not exceed 1.50% of average daily net assets of the Real Estate Fund and 0.99% of average daily net assets of the Small Cap Value Fund (each an “Expense Cap,” and together the “Expense Caps”).  The Expense Caps will remain in effect indefinitely and may be terminated only by the Trust’s Board of Trustees (the “Board” or the “Trustees”).  The Advisor is permitted to seek recoupment from the Funds, subject to limitations, for management fees it waived and Fund expenses it paid for three years from the date management fees were waived or expenses were paid provided that any such recoupment during any fiscal year will not cause the Funds’ Net Annual Fund Operating Expenses to exceed the Expense Caps.

Example

The example below is intended to help you compare the costs of investing in the Funds with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Funds for the time periods indicated and that you then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested, and that the Funds’ operating expenses remain the same.

Please note that the figures below are based on each Fund’s net expenses as limited by the Expense Caps described above.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	One Year	Three Years	Five Years	Ten Years
Real Estate Fund	$153	$474	$818	$1,791
Small Cap Value Fund	$101	$315	$547	$1,213

INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES, RELATED RISKS AND DISCLOSURE OF PORTFOLIO HOLDINGS

Investment Objectives and Principal Strategies

Real Estate Fund
The Real Estate Fund’s investment objective is long-term total investment return through a combination of capital appreciation and current income.  The investment objective is fundamental and cannot be changed without obtaining shareholder approval.  Please remember that an investment objective is not a guarantee and that there is no assurance that the Fund’s investment objective can be achieved.

Under normal market conditions, the Real Estate Fund seeks to achieve its objective by investing at least 80% of its net assets, plus any borrowings for investment purposes, in equity REITs and other commercial real estate-oriented companies.  Other commercial real estate-oriented companies are companies that own, manage and invest in properties such as offices, industrial properties, malls, shopping centers, apartments and healthcare facilities; however, not residential homes or home builders.

REITs are often categorized as equity REITs, mortgage REITs and hybrid REITs.  An equity REIT invests primarily in the fee ownership of land and buildings.  An equity REIT derives its income primarily from rental income and may also realize capital gains or losses by selling real estate properties in its portfolio that have appreciated or depreciated in value.  A mortgage REIT invests primarily in mortgages on real estate, which may secure construction, development or long-term loans.  A mortgage REIT generally derives its income from interest payments on the credit it has extended.  A hybrid REIT combines the characteristics of equity REITs and mortgage REITs, generally by holding both ownership interests and mortgage interests in real estate.

The Real Estate Fund seeks to maintain a portfolio with continuous exposure to most real estate sectors, including office, industrial, retail, apartments and lodging.  The Real Estate Fund, however, also will seek to minimize its exposure to what the Advisor believes are the riskiest sectors (e.g., hotels).  In order to minimize tax exposure and avoid spreads and commission costs, the Real Estate Fund will strive to keep portfolio turnover low (under 100%).  The policy of investing in REITs and other commercial real estate-oriented companies may only be changed with 60 days’ prior notice to shareholders.

Small Cap Value Fund
The Small Cap Value Fund’s investment objective is long-term total investment return through capital appreciation.  The investment objective is fundamental and cannot be changed without obtaining shareholder approval.  Please remember that an investment objective is not a guarantee and that there is no assurance that the Fund’s investment objective can be achieved.

Under normal market conditions, the Small Cap Value Fund seeks to achieve its investment objective by investing at least 80% of its net assets, plus any borrowings for investment purposes, in domestic common stocks and other equity securities of small-capitalization companies, consistent with companies within the Russell 2000® Value Index.  This includes investment in convertible preferred stocks and warrants. The policy of investing in small-cap equity securities may only be changed upon 60 days’ prior notice to shareholders.

The Small Cap Value Fund expects to invest in a diversified portfolio of small-capitalization securities selling at discounts to fair value assessed by the investment and research team of the Advisor.  The Small Cap Value Fund will generally invest in a limited number of equity securities issued by companies with market capitalizations between [$200 million and $5 billion.] The Small Cap Value Fund’s portfolio will be diversified across most of the major industries through a portfolio that will typically contain between [80 to 120 stocks.]

Principal Strategies Common to Both Funds

Non-U.S. Securities.  Each Fund may make significant investments in foreign securities denominated in U.S. dollars.  The Real Estate Fund reserves the right to invest up to 50% of its net assets in foreign securities that trade on U.S. or foreign exchanges.  The Small Cap Value Fund will invest primarily in domestic U.S. small-capitalization companies but reserves the right to invest up to 20% of its net assets in ADRs or foreign securities that trade on U.S. exchanges.

Temporary or Cash Investments.  Under normal market conditions, the Funds will stay fully invested according to their principal investment strategies as noted above.  The Funds, however, may temporarily depart from their principal investment strategies.  At the discretion of the Advisor, each Fund may invest up to 100% of its net assets in cash, cash equivalents, and high-quality, short-term debt securities and money market instruments for temporary defensive purposes in response to adverse market, economic or political conditions.  This may result in the Funds not achieving their investment objectives during that period.

For longer periods of time, the Funds may hold a substantial cash position.  If the market advances during periods when the Funds are holding a large cash position, the Funds may not participate to the extent they would have if the Funds had been more fully invested.  To the extent that a Fund uses a money market fund for its cash position, there will be some duplication of expenses because the Fund would bear its pro rata portion of such money market fund’s advisory fees and operational expenses.

Portfolio Turnover

The Funds’ annual portfolio turnover rates indicate changes in portfolio investments.  The Advisor will sell a security when appropriate and consistent with the Funds’ investment objectives and policies, regardless of the effect on each Fund’s portfolio turnover rate.

Please note that buying and selling securities generally involves some expense to the Funds, such as broker commissions and other transaction costs.  A high turnover rate in any year may result in the Funds paying above-average total transaction costs, and could result in shareholders paying above-average taxes on realized capital gains.  Frequent buying and selling of securities could result in the distribution of short-term capital gains that are taxed at ordinary income rates.

The Funds cannot accurately predict future annual portfolio turnover rates.  Security positions may be replaced as those positions mature.  Each Fund, however, expects that its actual annual portfolio turnover rate generally will be less than 100%.  Portfolio turnover may vary substantially from year-to-year since portfolio adjustments are made when conditions affecting relevant markets, particular industries or individual issues warrant such action.  In addition, portfolio turnover may also be affected by the sale of portfolio securities necessary to meet the cash requirements for redemptions of shares.

Non-Principal Strategies of Both Funds

In addition to the principal strategies, the Funds may also invest in several other types of financial instruments.  These non-principal strategies include investments in options, certificates of deposit, corporate debt securities, commercial paper, and Rule 144A restricted securities.  The Real Estate Fund may also invest in rights and warrants.  These non-principal strategies are discussed in more detail in the Funds’ SAI.

Portfolio Selection Process

Real Estate Fund
The Advisor has developed a disciplined selection process for investing in securitized commercial real estate vehicles (publicly traded companies that own, manage and invest in commercial real estate (excluding residential homes and home builders)).  The Advisor’s investment model focuses on the three ways that investors value securitized commercial real estate vehicles. The investment process concentrates on the following factors:

1.	Management quality;
2.	Quality and location of the real estate held; and
3.	Debt leverage used.

The Advisor’s approach to securitized commercial real estate vehicles focuses on equity investing.

The investment models take into account the following variables that affect securitized commercial real estate pricing:

•	Asset values;
•	Management quality;
•	Prospective growth rates;
•	Debt leverage and overall balance sheet quality;
•	The quality of income streams;
•	Conflicts of interest;
•	Insider stock ownership; and
•	Other factors.

The Advisor seeks a balance of quality and growth at attractive risk-adjusted valuations.  Valuation models are designed to keep the Real Estate Fund from overpaying for securities.  The Advisor seeks to have continuous exposure to most real estate sectors and to minimize exposure to the riskiest real estate sectors.  The Advisor believes that this approach may sacrifice performance at times, but is consistent with the preservation of capital.

Small Cap Value Fund
The Advisor’s selection process for the Small Cap Value Fund focuses on U.S. small-cap value stocks. The Advisor conducts an initial screening of the marketable U.S. equity universe for liquidity and market capitalization. The initial screening eliminates the large and mid-cap U.S. equity universe and also the micro-cap U.S. equity universe.  The Advisor establishes valuation screens for each major industry segment of the Russell 2000® Value Index.  Traditional valuation metrics such as price/book, price/sales, cash flow metrics and other factors, are used either individually or in combination.  Depending upon the industry segment, adjustments are made for balance sheet risk relative to peer group.  The initial screens will result in finding the most reasonably priced companies within the U.S. small-cap universe.

The Advisor’s research team then focuses on specific company qualitative analysis, income statement and balance sheet review, as well as any other major factors that might impact share price.  Combining qualitative analysis with fundamental valuation based on traditional cash flow models, proprietary financial models, or other historically reliable valuation methodologies, the Advisor will invest in approximately [80 to 120 companies with initial weightings between 0.50% to 1.50%] of total Fund value in order to have broad industry representation and reduce individual security risk within the Fund.

The Small Cap Value Fund will also have exposure to most of the major industry segments of the Russell 2000® Value Index at all times with no less than 50% exposure to the benchmark industry weight, and no more than twice the benchmark weight not to exceed 50% of the Small Cap Value Fund’s total portfolio.

The Advisor will rebalance the Small Cap Value Fund’s portfolio at least once per year. Individual positions that exceed 3% of the Small Cap Value Fund’s portfolio value will typically be reduced to below 3% of the Small Cap Value Fund’s portfolio value.

Principal Risks of Investing in the Funds

The principal risks that may adversely affect the Funds’ net asset value (“NAV”) per share or total return have previously been summarized under “Risk/Return Summary: Investments, Risks, and Performance.”  These risks are discussed in more detail below.

The Funds are designed for long-term investors and are not complete investment programs. You may lose money by investing in the Funds.

Risks Common to Both Funds

Market Risk.  The Funds are designed for long-term investors who can accept the risks of investing in a portfolio with significant common stock holdings. Common stocks tend to be more volatile than other investment choices such as bonds and money market instruments.  The value of the Funds’ shares will go up and down as a result of the movement of the overall stock market or of the value of the individual securities held by the Funds, and you could lose money.  Recently, the financial markets have experienced a period of extreme stress which has resulted in unusual and extreme volatility in the equity markets and in the prices of individual stocks.  In some cases, the prices of stocks of individual companies have been negatively impacted even though there may be little or no apparent degradation in the financial conditions or prospects of that company.  These market conditions add significantly to the risk of short term volatility of the Funds.

Equity Risk.  The risks that could affect the value of a Fund’s shares and the total return on your investment include the possibility that the equity securities held by the Fund will experience sudden, unpredictable drops in value or long periods of decline in value.  This may occur because of factors that affect the securities market generally, such as adverse changes in: economic conditions, the general outlook for corporate earnings, interest rates, or investor sentiment.  Equity securities may also lose value because of factors affecting an entire industry or sector, such as increases in production costs, or factors directly related to a specific company, such as decisions made by its management.

Non-U.S. Investment Risk.  Both the Real Estate Fund and the Small Cap Value Fund may invest in foreign securities and in emerging markets.  These investments are subject to special risks. The Funds’ returns and NAV may be affected by several factors, including those described below.

Foreign securities can be more volatile than domestic (U.S.) securities.  Securities markets of other countries are generally smaller than U.S. securities markets.  Many foreign securities may be less liquid and more volatile than U.S. securities, which could affect the Funds’ investments.  The exchange rates between U.S. dollar and foreign currencies might fluctuate, which can negatively affect the value of the Funds’ investments.  The Fund may be subject to foreign taxes or withholding on distributions that it receives with respect to foreign securities.  The Fund may not be eligible to pass through to its shareholders any tax credits or deductions with respect to such foreign taxes or withholding.

Foreign securities are also subject to higher political, social and economic risks.  These risks include, but are not limited to, a downturn in the country’s economy, excessive taxation, political instability, and expropriation of assets by foreign governments.  Compared to the U.S., foreign governments and markets often have less stringent accounting, disclosure, and financial reporting requirements.

In addition, both Funds may invest in emerging markets.  Emerging markets are in countries with immature economic and political structures.  These markets are more volatile than the markets of developed countries.

Conflicts of Interest Risk.  The Advisor may advise other clients with investment objectives similar to those of the Funds.  There may be instances in which the Funds would not be able to invest in certain limited investment opportunities due to the investment by other clients advised by the Advisor.  All trades will be allocated fairly across all appropriate accounts, including the Funds.  The Funds’ Board will review the Advisor’s trade allocation policies annually.

Management Risk.  The skill of the Advisor will play a significant role in each Fund's ability to achieve its investment objective. Each Fund’s ability to achieve its investment objective depends on the ability of the Advisor to correctly identify economic trends, especially with regard to accurately forecasting inflationary and deflationary periods. In addition, the Funds’ ability to achieve their investment objectives depends on the Advisor’s ability to select stocks, particularly in volatile stock markets.  The Advisor could be incorrect in its analysis of industries, companies and the relative attractiveness of growth and value stocks and other matters.

Newer Fund Risk.  Because the Funds are relatively new, there can be no assurance that either Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Funds.  The Board can liquidate the Funds without shareholder vote and, while shareholder interests will be the paramount consideration, the timing of any liquidation may not be favorable to certain individual shareholders.

Risks Specific to the Real Estate Fund

Non-Diversification Risk.  The Real Estate Fund is non-diversified, which means that there is no restriction on how much the Real Estate Fund may invest in the securities of an issuer under the 1940 Act.  Because of this, greater investment in a single issuer makes the Real Estate Fund more susceptible to financial, economic or market events impacting such issuer.  (A “diversified” investment company is required by the 1940 Act, generally, with respect to 75% of its total assets, to invest not more than 5% of such assets in the securities of a single issuer.)

Real Estate and REIT Risk.  The value and performance of equity, mortgage and hybrid REITs depends on how well the property owned by the REIT is managed.  A REIT’s performance also depends on that company’s ability to finance property purchases and renovations and manage its cash flows.

The Real Estate Fund will invest a substantial portion of its assets in equity REITs under normal conditions.  An equity REIT holds equity positions in real estate.  Equity REITs can provide their shareholders with income from the leasing of its properties and from the capital gains from any sale of properties.  Accordingly, equity REITs may be affected by any changes in the value of the underlying property owned.  A decline in rental income may occur because of extended vacancies, the failure to collect rents, increased competition from other properties or poor management.  In addition, an individual REIT’s securities value can decline if the REIT fails to continue qualifying for special tax treatment.

Since the Real Estate Fund will concentrate its portfolio in equity REITs and other commercial real estate-oriented companies, the Real Estate Fund’s performance will be exposed to the same risks that are associated with the direct ownership of real estate.  Some of the risks involved in the real estate market include a general decline in the value of real estate, fluctuations in rental income, changes in interest rates, increases in property taxes, increased operating costs, overbuilding, changes in zoning laws, and changes in consumer demand for real estate. Recently, the real estate industry has been subject to substantial declines in value and that has increased the risks associated with an investment in the Real Estate Fund.

Risks Specific to the Small Cap Value Fund

Small Companies Risk.  Investing in securities of small-sized companies may involve greater volatility than investing in larger and more established companies because small-sized companies can be subject to more abrupt or erratic share price changes than larger, more established companies.  Small companies may have limited product lines, markets or financial resources and their management may be dependent on a limited number of key individuals.  Securities of those companies may have limited market liquidity and their prices may be more volatile.

Value Style Investing Risk.  Value stocks can perform differently from the market as a whole and from other types of stocks.  Value stocks may be purchased based upon the belief that a given security may be out of favor. Value investing seeks to identify stocks that have depressed valuations, based upon a number of factors which are thought to be temporary in nature, and to sell them at superior profits when their prices rise in response to resolution of the issues which caused the valuation of the stock to be depressed. While certain value stocks may increase in value more quickly during periods of anticipated economic upturn, they may also lose value more quickly in periods of anticipated economic downturn.  Furthermore, there is the risk that the factors which caused the depressed valuations are longer term or even permanent in nature, and that there will not be any rise in valuation.  Finally, there is the increased risk in such situations that such companies may not have sufficient resources to continue as ongoing businesses, which would result in the stock of such companies potentially becoming worthless.

Sector Risk.  Sector risk is the possibility that investments within certain economic sectors may decline in price due to sector-specific market or economic developments.  Though the Advisor selects stocks on their individual merits, it is expected that when the Fund’s investments are categorized into their respective economic sectors some sectors will represent a larger portion of the overall portfolio than other sectors.  As a result, potential negative developments affecting one of the larger sectors could have a greater impact on the Fund than on a fund with fewer holdings in that sector.

Portfolio Holdings Information

A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Funds’ SAI dated April 30, 2009. Currently, disclosure of the Funds’ holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the Funds’ Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q.  A complete list of the Funds’ portfolio holdings as of each calendar quarter-end is available upon request approximately five to ten business days after the calendar quarter end by calling 1-866-PHOCAS1 (746-2271).

MANAGEMENT OF THE FUNDS

Investment Advisor

Phocas Financial Corporation is the Funds’ investment advisor and provides investment advisory services to the Funds pursuant to an investment advisory agreement between the Advisor and the Trust (the “Advisory Agreement”).  The Advisor’s address is 980 Atlantic Avenue, Suite 106, Alameda, California 94501.  The Advisor has provided investment advisory services to individual and institutional accounts since 2005.  The Advisor has provided investment advisory services to the Funds since their inception and as of March 31, 2009, had over $281 million in assets under management.

The Advisor provides the Funds with advice on buying and selling securities.  The Advisor also furnishes the Funds with office space and certain administrative services and provides most of the personnel needed by the Funds.   For its services, the Advisor is entitled to receive an annual management fee, calculated daily and payable monthly, equal to 0.75% of each respective Fund’s average daily net assets.  For the fiscal year ended December 31, 2008, the Advisor waived its entire management fee for the Real Estate Fund and received management fees of 0.22% of the Small Cap Value Fund’s average daily net assets, net of waivers.

A discussion regarding the basis for the Board’s approval of the Advisory Agreement is available in the Funds’ Annual Report for the year ended December 31, 2008.

Portfolio Managers

Real Estate Fund

William Schaff and James Murray are responsible for the day-to-day management of the Real Estate Fund.

William Schaff, CFA.  Mr. Schaff founded the Advisor in June 2005 and has been a co- portfolio manager of the Phocas Real Estate Fund and the Phocas Small Cap Value Fund since their inception.  For the twenty years from 1986 to 2005, Mr. Schaff managed institutional equity portfolios and mutual funds for Bay Isle Financial LLC, Janus Capital Group, Berger LLC, and the Undiscovered Managers organization.  Mr. Schaff was President and Chief Investment Officer of Bay Isle Financial LLC before it became a fully-owned subsidiary of Janus Capital Management, and was President of Bay Isle Financial LLC and Portfolio Manager at Janus Capital Management.  Over this time, he developed a strong performance track record in securitized real estate investing in separate accounts as well as mutual funds including the Morningstar 5-star-rated Undiscovered Managers REIT Fund and the Janus World Funds Plc US REIT Fund for non-U.S. investors.  Mr. Schaff was the lead portfolio manager of the Undiscovered Managers REIT Fund from January 1998 through December 31, 2003.  Mr. Schaff was the sole manager of the Janus World Funds Plc US REIT Fund from September 2003 through February 2005.  Mr. Schaff was also the lead portfolio manager of the Janus Adviser Small Company Value Fund (formerly named Janus Adviser Small Cap Value Fund) from April 2002 to February 2005.

Mr. Schaff holds a Masters degree in Engineering from the University of California, Davis. He also holds the Chartered Financial Analyst designation and is a member of the Security Analysts of San Francisco. Formerly, Mr. Schaff served as Trustee and Chairperson of the Investment Committee of Alameda County Employee’s Retirement Association from 1998 to 2003.

James Murray, CFA.  Mr. Murray was one of three original partners at the Advisor starting in June 2005.  Mr. Murray has been a member of the Phocas Real Estate Fund’s investment team since its inception.  Prior to this, Mr. Murray was the Senior REIT Analyst for Bay Isle Financial Institutional REIT portfolios and a mutual fund and institutional trader  from 1999 to 2005.

Mr. Murray earned a B.A. degree in economics from Kenyon College. He holds the Chartered Financial Analyst designation and is a member of the Security Analysts of San Francisco.

Small Cap Value Fund

William Schaff is the lead portfolio manager and Steve Block is a member of the investment team of the Small Cap Value Fund.  Mr. Schaff’s biographical information can be found above.

Steve Block, CFA.  Mr. Block joined the Advisor in March 2006.  Mr. Block was a co-Portfolio Manager of Bay Isle Financial LLC’s Separate Account Large Cap Value Portfolios and Senior Analyst on the Janus Adviser Small Company Value Fund from 2002 to 2005.  Mr. Block has been a member of the Small Cap Value Fund’s investment team since its inception.

Mr. Block received his MBA from the University of Michigan’s Ross School of Business in accounting and finance. He received his B.A. degree from University of California, San Diego in Quantitative Economic Decision Science. He also holds the Chartered Financial Analyst designation and is a member of the Security Analysts of San Francisco.

The SAI provides additional information about the portfolio management team members for both the Real Estate Fund and the Small Cap Value Fund, including information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and their ownership of securities in the Funds.

Prior Performance

While at Bay Isle Financial LLC (“Bay Isle”), Mr. Schaff was primarily responsible for the investment adviser’s investment team, and was the lead manager of Bay Isle’s dedicated REIT portfolios from January 1993 to December 2004.  During that time, Mr. Schaff was the sole manager of Bay Isle’s dedicated REIT portfolios, with the exception of the period from January 1998 through December 2003, when Mr. Ralph Block served as co-manager.

Mr. Schaff founded the Advisor in June, 2005, and is primarily responsible for the Advisor’s investment team.  The following table sets forth performance data relating to the historical performance of private institutional accounts of the Advisor, for the periods indicated, that have investment objectives, policies, strategies and risks substantially similar to those of the Real Estate Fund.

The data is provided to illustrate the past performance of the composite of the Advisor’s dedicated REIT portfolios as measured against a market index, and does not represent the performance of the Real Estate Fund.  You should not consider this performance data to be an indication of future performance of the Real Estate Fund.

Period	Phocas Private Account Composite Net Return	NAREIT Return	Number of Accounts	Composite Assets (in millions)	% of Total Firm Assets	Total Firm Assets (in millions)
2005Q3	4.52%	3.83%	26	$28.448	38.21%	$74.457
2005Q4	3.63%	1.54%	27	$26.720	34.48%	$77.497
2006Q1	15.76%	14.74%	27	$29.878	34.03%	$87.794
2006Q2	-0.88%	-1.59%	28	$29.329	33.36%	$87.920
2006Q3	8.96%	9.27%	28	$32.618	21.73%	$150.080
2006Q4	9.95%	9.47%	30	$36.786	22.92%	$160.486
2007Q1	3.80%	3.46%	31	$40.324	22.73%	$177.425
2007Q2	-9.63%	-9.04%	31	$35.700	19.85%	$179.863
2007Q3	4.12%	2.59%	31	$37.872	18.37%	$206.170
2007Q4	-10.60%	-12.67%	31	$32.774	13.54%	$242.090
2008Q1	-0.89%	1.40%	31	$32.484	7.80%	$416.650
2008Q2	-3.94%	-4.93%	24	$25.055	6.19%	$404.476
2008Q3	7.86%	5.55%	24	$26.132	6.31%	$414.078
2008Q4	-35.22%	-38.80%	18	$6.732	1.97%	$340.966
2009Q1	-25.59%	-31.87%	17	$7.544	2.68%	$281.525
Cumulative	-35.65%	-49.06%

All returns presented are quarterly returns. All returns are presented after the deduction of investment advisory fees, brokerage commissions and execution costs paid by the private portfolios of the Advisor without provision for federal or state income taxes.

The private accounts for which results are reported are not subject to the same types of expenses as the Real Estate Fund or to the diversification requirements, specific tax restrictions and investment limitations imposed on the Real Estate Fund by the 1940 Act,  or the Internal Revenue Code of 1986, as amended.

Consequently, the performance results for the private portfolios could have been adversely affected if the private accounts had been regulated as investment companies. In addition, the operating expenses incurred by the private accounts were lower than the anticipated operating expenses of the Real Estate Fund, and, accordingly, the performance results of the private accounts are greater than what the Real Estate Fund’s performance would have been.

Investors should also be aware that the use of a methodology different from that used above to calculate performance could result in different performance data.

Fund Expenses

The Funds are responsible for their own operating expenses.  The Advisor has contractually agreed, however, to waive a portion or all of its management fees and/or pay Fund expenses to ensure that the Net Annual Fund Operating Expenses (excluding AFFE, interest, taxes and extraordinary expenses) do not exceed 1.50% of the Real Estate Fund’s average daily net assets and 0.99% of the Small Cap Value Fund’s average daily net assets.  Any waiver of management fees or payment of Fund expenses made by the Advisor may be recouped in subsequent fiscal years if the Advisor so requests.  This recoupment may be requested if the aggregate amount actually paid by the Funds toward operating expenses for such fiscal year (taking into account the recoupment) does not exceed the Expense Caps.  The Advisor is permitted to recoup waived management fees and/or expense payments made in the prior three fiscal years from the date the management fees were waived and/or Fund expenses were paid.  Any such recoupment is contingent upon the Board’s subsequent review and ratification of the recouped amounts.  The Funds must pay current ordinary operating expenses before the Advisor is entitled to any recoupment of management fees and/or expenses.

Distribution of Fund Shares

Distributor
Quasar Distributors, LLC, an affiliate of U.S. Bancorp Fund Services, LLC (“USBFS”), the Funds’ transfer agent (“Transfer Agent”), (the “Distributor” or “Quasar”) 615 East Michigan Street, 4th floor, Milwaukee, Wisconsin 53202, is the distributor for the shares of each of the Funds.  Quasar is a registered broker-dealer and a member of the Financial Industry Regulatory Authority (“FINRA”).  Shares of each Fund are offered on a continuous basis.

Rule 12b-1 Plan

The Trust has adopted a plan pursuant to Rule 12b-1 that allows the Funds to pay distribution fees for sales and distribution of their shares.  With respect to shares of each Fund, the plan provides for a distribution fee of up to 0.25% of each Fund’s average daily net assets.  Because these fees are paid out over the life of the Funds’ assets, over time, these fees (to the extent they are accrued and paid) will increase the cost of your investment and may cost you more than paying other types of sales charges.  Effective October 1, 2007, the Rule 12b-1 accrual for the Small Cap Value Fund was reduced to 0.00%.  This reduction remains in effect until a reinstatement of the Rule 12b-1 fee for the Small Cap Value Fund is specifically approved by the Board.

YOUR ACCOUNT WITH THE FUNDS

Share Price

Shares of the Funds are sold at NAV per share, which is determined by the Funds as of the close of regular trading (generally, 4:00 p.m. Eastern time) on each day that the New York Stock Exchange (“NYSE”) is open for unrestricted business.  However, the Funds’ NAV per share may be calculated earlier if trading on the NYSE is restricted or as permitted by the SEC.  The NYSE is closed on weekends and most national holidays.  The NAV per share will not be calculated on days when the NYSE is closed for trading.

Purchase and redemption requests are priced at the next NAV per share calculated after receipt of such requests in proper form.  The NAV per share is determined by dividing the value of the Funds’ securities, cash and other assets, minus all expenses and liabilities, by the number of shares outstanding.  The NAV per share takes into account the expenses and fees of the Funds, including management and administration fees, which are accrued daily.

Each security owned by a Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued.  When the security is listed on more than one exchange, the Fund will use the price of that exchange that the Fund generally considers to be the principal exchange on which the stock is traded.  Fund securities listed on the NASDAQ Global Market System (“NASDAQ”) will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price.  If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the closing bid price on such day.  When market quotations are not readily available, any security or other asset is valued at its fair value as determined under procedures approved by the Board.  These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Fund’s management to believe that a security’s last sale price may not reflect its actual market value.  The intended effect of using fair value pricing procedures is to ensure that the Fund’s securities are accurately priced.

Buying Fund Shares

To purchase shares of either the Real Estate or Small Cap Value Funds, you must invest at least the minimum amount in the Fund.

Minimum Investments	To Open Your Account	To Add to Your Account
Regular Accounts	$5,000	$200
Retirement Accounts	$2,500	$200

Shares of the Funds may be purchased by check or by wire transfer of funds through a bank or through approved financial intermediaries, investment advisors and consultants, financial planners, brokers, dealers and other investment professionals and their agents (“Brokers”) authorized by the Funds to receive purchase orders.  Each Fund’s minimum initial investment (as well as subsequent investment minimums) depends on the nature of the account as shown in the table above.  For regular accounts, the Funds require an initial investment of $5,000.  For retirement and other non-taxable accounts (IRAs, SEP-IRAs, pension and profit sharing plans, etc.), the Funds require an initial investment of $2,500. Initial and subsequent investments may be made in any amount in excess of the minimum investment amounts, and these amounts may be waived from time to time by the Funds or the Advisor. Minimum investment amounts are waived when shares are purchased by current or retired directors and employees of the Advisor and its affiliates.

In-Kind Purchases and Redemptions

The Funds reserve the right to accept payment for shares in the form of securities that are permissible investments for the Funds.  The Funds also reserve the right to pay redemptions by a distribution “in-kind” of securities (instead of cash) from either Fund.  See the SAI for further information about the terms of these purchases and redemptions.

Subsequent Investments

Additional purchases in the Funds may be made for $200 or more. Exceptions may be made at each Fund’s discretion. The additional purchases minimum is waived when shares are purchased by current or retired directors and employees of the Advisor and its affiliates. You may purchase additional shares of the Funds by sending a check, with the stub from your account statement, to the Funds at the addresses listed below. Please ensure that you include your account number on the check. If you do not have the stub from your account statement, include your name, address and account number on a separate statement. You may also make additional purchases by wire payment, electronic funds transfer or through a Broker. Please follow the procedures described in this Prospectus.

Short-term or excessive trading into and out of the Funds may harm performance by disrupting management strategies and by increasing expenses.  Accordingly, the Funds may reject your purchase order if in the Advisor’s opinion, you have a pattern of short-term or excessive trading, your trading has been or may be disruptive to either Fund, or rejection otherwise would be in either Fund’s best interest.

Other Information

In compliance with the USA PATRIOT Act of 2001, please note that the Transfer Agent will verify certain information on your account application as part of the Fund’s Anti-Money Laundering Program.  As requested on the account application, you should provide your full name, date of birth, social security number and permanent street address.  Mailing addresses containing only a P.O. Box will not be accepted.  Please contact the Transfer Agent at 1-866-PHOCAS1 (746-2271) if you need additional assistance when completing your account application.

If we do not have a reasonable belief of the identity of an investor, the account application will be rejected or the investor will not be allowed to perform a transaction on the account until such information is received.  The Funds may also reserve the right to close the account within five business days if clarifying information/documentation is not received.

Shares of the Funds are not currently registered for sale outside of the United States, though they may be so registered in the future.  The Funds generally do not sell shares to investors residing outside of the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses or to shareholders residing in countries where Fund sales are allowed.

Automatic Investment Plan

Once your account has been opened with the initial minimum investment, you may make additional purchases at regular intervals through the Automatic Investment Plan (“AIP”).  If elected on your account application, money can be automatically transferred from your checking or savings account on a monthly or quarterly basis.  In order to participate in the AIP, each purchase must be in the amount of $200 or more, and your financial institution must be a member of the Automated Clearing House (“ACH”) network.  The first AIP purchase will take place no earlier than 15 days after the Transfer Agent has received your request.  The Transfer Agent will charge a $25 fee for any ACH payment that is rejected by your bank.  You may terminate your participation in the AIP by notifying the Transfer Agent at 1-866-PHOCAS1 (746-2271), at least five business days prior to the date of the next AIP transfer.  The Funds may modify or terminate the AIP at any time without notice.

Timing and Nature of Requests

Your share price will be the next NAV per share calculated after the Transfer Agent or your authorized financial intermediary receives your request in good order.  “Good order” means that your purchase request includes: (1) the name of the Fund, (2) the dollar amount of shares to be purchased, (3) your account application or investment stub, and (4) a check payable to either the “Phocas Real Estate Fund” or the “Phocas Small Cap Value Fund.”  All requests received in good order before 4:00 p.m. (Eastern time) will be processed on that same day.  Requests received after 4:00 p.m. (Eastern time) will receive the next business day’s NAV per share.

Methods of Buying

Through a Broker
The Funds are offered through Brokers.  The Funds are also offered directly through the Distributor.  An order placed with a Broker is treated as if it was placed directly with the Funds, and will be executed at the next share price calculated by the Funds.  Your Broker will hold your shares in a pooled account in the Broker’s name.  The Funds may pay the Broker to maintain your individual ownership information, for maintaining other required records, and for providing other shareholder services.  The Broker who offers shares may require payment of fees from their individual clients. If you invest through a Broker, the policies and fees may be different than those described in this Prospectus. For example, the Broker may charge transaction fees or set different minimum investments.  The Broker is responsible for processing your order correctly and promptly, keeping you advised of the status of your account, confirming your transactions and ensuring that you receive copies of the Prospectus.  An order placed with a Broker is treated as if it was placed directly with the Funds, and will be executed at the next share price calculated by the Funds after receipt by a Broker.

Please contact your Broker to see if they are an approved Broker of the Funds for additional information.

By mail
Make your check payable to "Phocas Real Estate Fund/Phocas Small Cap Value Fund."  All checks must be in U.S. dollars on U.S. banks. The Funds will not accept payment in cash, including cashier’s checks, unless the cashier’s checks are in excess of $10,000.  Also, to prevent check fraud, the Funds will not accept third party checks, Treasury checks, credit card checks, traveler’s checks, money orders or starter checks for the purchase of shares.  The Funds are unable to accept post dated checks, post-dated on-line bill pay checks, or any conditional order or payment.

To buy shares of either Fund, complete an account application and send it together with your check for the amount you wish to invest in a Fund to the address below.  To make additional investments once you have opened your account, write your account number on the check and send it together with the remittance form from your most recent confirmation statement received from the Transfer Agent.  If your check is returned for any reason, your purchase will be canceled and a $25 fee will be assessed against your account by the Transfer Agent. You may also be responsible for any loss sustained by the Funds for any payment that is returned.

Regular Mail Phocas Real Estate Fund/Phocas Small Cap Value Fund c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, Wisconsin 53201-0701	Overnight Delivery Phocas Real Estate Fund/Phocas Small Cap Value Fund c/o U.S. Bancorp Fund Services, LLC 615 E. Michigan Street, Third Floor Milwaukee, Wisconsin 53202

NOTE:    The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents. Therefore, deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC’s post office box, of purchase applications or redemption requests does not constitute receipt by the Transfer Agent.

By telephone
To make additional investments by telephone, you must check the appropriate box on your account application authorizing telephone purchases.  If you have given authorization for telephone transactions and your account has been open for at least 15 days, call the Transfer Agent toll-free at 1-866-PHOCAS1 (746-2271) and you will be allowed to move money in amounts of $200 or more from your bank account to your Fund account upon request.  Only bank accounts held at U.S. institutions that are ACH members may be used for telephone transactions.  If your order is placed before 4:00 p.m., Eastern time, shares will be purchased in your account at the NAV per share determined on that day.  For security reasons, requests by telephone will be recorded.

By wire
To open an account by wire payment, a completed account application is required before your wire payment can be accepted.  You may mail or overnight deliver your account application to the Transfer Agent.  Upon receipt of your completed account application, an account will be established for you.  The account number assigned will be required as part of the instruction that should be provided to your bank to send the wire payment.  Your bank must include the name of the Fund you are purchasing, the account number, and your name so that monies can be correctly applied.  Your bank should transmit funds by wire payment to:

U.S. Bank National Association
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202
ABA #:  075000022
Credit:  U.S. Bancorp Fund Services, LLC
Account #:  112-952-137
Further Credit:  (name of the Fund)
(your name or the title on the account)
(your account #)

Before sending your wire payment, please contact the Transfer Agent at 1-866-PHOCAS1 (746-2271) to advise them of your intent to wire funds.  This will ensure prompt and accurate credit upon receipt of your wire payment.

Wired funds must be received prior to 4:00 p.m., Eastern time to be eligible for same day pricing.  The Funds and U.S. Bank N.A. are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

Selling (Redeeming) Fund Shares

Through a Broker
If you purchased your shares through a Broker, your redemption order must be placed through the same Broker. The Broker must receive and transmit your redemption order to the Transfer Agent prior to 4:00 p.m. (Eastern time) for the redemption to be processed at the current day’s NAV per share.  Orders received after 4:00 p.m. (Eastern time) will receive the next business day’s NAV per share.  Please keep in mind that your Broker may charge additional fees for its services.

By mail
You may redeem shares purchased directly from either Fund by mail.  Send your written redemption request to the Transfer Agent at the address below.  Your request should be in good order and contain the Fund’s name, the name(s) on the account, your account number and the dollar amount or the number of shares to be redeemed.  Be sure to have all account shareholders sign the letter.  Additional documents are required for certain types of shareholders, such as corporations, partnerships, executors, trustees, administrators, or guardians (i.e., corporate resolutions, or trust documents indicating proper authorization).

Regular Mail Phocas Real Estate Fund/Phocas Small Cap Value Fund c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, Wisconsin 53201-0701	Overnight Delivery Phocas Real Estate Fund/Phocas Small Cap Value Fund c/o U.S. Bancorp Fund Services, LLC 615 E. Michigan Street, Third Floor Milwaukee, Wisconsin 53202

A signature guarantee of each owner must be included if any of the following situations apply:
•	You wish to redeem more than $100,000 worth of shares;

•	The redemption proceeds are payable or sent to any person, address or bank account not on record;

•	Written requests to wire redemption proceeds (if not previously authorized on the account);

•	If a change of address was received by the Transfer Agent within the last 15 days;

•	When changing ownership on your account; and/or

•	When establishing or modifying certain services on an account.

The Funds and/or the Transfer Agent reserve the right at their discretion to require a signature guarantee in other  circumstances.

Shareholders redeeming their shares by mail should submit written instructions with a guarantee of their signature(s) by an eligible institution acceptable to the Transfer Agent, such as a domestic bank or trust company, broker, dealer, clearing agency or savings association, as well as from participants in a medallion program recognized by the Securities Transfer Association.  The three recognized medallion programs are Securities Transfer Agents Medallion Program, Stock Exchanges Medallion Program and New York Stock Exchange, Inc.  Medallion Signature Program.  A notary public cannot provide a signature guarantee.

By telephone
If you are authorized to perform telephone transactions (either through completion of the applicable section of your account application or by subsequent arrangement in writing with the Funds) you may redeem shares in amounts up to $100,000 by instructing the Funds by phone at 1-866-PHOCAS1 (746-2271).  Unless noted on the initial account application, a signature guarantee is required of all shareholders in order to qualify for or to change telephone redemption privileges.  Once a telephone transaction has been placed, it cannot be canceled or modified.

You may have a check sent to the address of record, or, if previously established on your account, you may have proceeds sent by wire payment or electronic funds transfer through the ACH network directly to your bank account.  Wires are subject to a $15 fee paid by the shareholder and your bank may charge a fee to receive wired funds.  You do not incur any charge when proceeds are sent via the ACH network; however, credit may not be available in your bank account for two to three days.

Note: Neither the Funds nor their service providers will be liable for any loss or expense in acting upon instructions that are reasonably believed to be genuine.  To confirm that all telephone instructions are genuine, the Funds will use reasonable procedures, such as requesting:

•	That you correctly state the Fund account number;
•	The name in which your account is registered;
•	The social security or tax identification number under which the account is registered; and
•	The address of the account holder, as stated in the account application form.

Householding

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses and Annual and Semi-Annual Reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders we reasonably believe are from the same family or household.  Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-866-PHOCAS1 (746-2271) to request individual copies of these documents.  Once the Funds receive notice to stop householding, we will begin sending individual copies thirty days after receiving your request.  This policy does not apply to account statements.

Systematic Withdrawal Plan

You may request that a predetermined dollar amount be sent to you each month, each quarter or annually.  Your account must have a value of at least $500,000 for you to be eligible to participate in the Systematic Withdrawal Plan (the “SWP”).  The minimum withdrawal amount is $1,000.  If you elect this method of redemption, the Fund will send a check to your address of record, or will send the payment via electronic funds transfer through the ACH network, directly to your bank account.   You may request an application for the SWP by calling the Transfer Agent toll-free at 1-866-PHOCAS1 (746-2271).  The Funds may modify or terminate the SWP at any time.  You may terminate your participation in the SWP by calling the Transfer Agent at least five business days prior to the next withdrawal.  The redemption fee will not be charged on sales of Fund shares due to participation in the SWP.

Payment of Redemption Proceeds

You may redeem the Funds’ shares at a price equal to the NAV per share next determined after the Transfer Agent receives your redemption request in good order.  Your redemption request cannot be processed on days the NYSE is closed.  All requests received in good order by the Fund before the close of the regular trading session of the NYSE (generally, 4:00 p.m. Eastern time) will usually be sent to the bank you indicate or mailed on the following day to the address of record.  Payment for shares redeemed will be sent to you typically within one to two business days, but no later than the seventh calendar day after receipt of the redemption request by the Transfer Agent.

If you purchase shares using a check and soon after request a redemption, the Funds will honor the redemption request, but will not mail the proceeds until your purchase check has cleared (usually within 12 days).  Furthermore, there are certain times when you may be unable to sell the Fund shares or receive proceeds.  Specifically, the Funds may suspend the right to redeem shares or postpone the date of payment upon redemption for more than three business days (1) for any period during which the NYSE is closed (other than customary weekend or holiday closings) or trading on the NYSE is restricted;  (2) for any period during which an emergency exists as a result of which disposal by a Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or (3) for such other periods as the SEC may permit for the protection of a Fund’s shareholders.

Other Redemption Information

Shareholders who have an IRA or other retirement plan must indicate on their redemption request whether or not to withhold federal income tax.  Redemption requests failing to indicate an election not to have tax withheld will generally be subject to a 10% withholding tax.

The Funds generally pay sale (redemption) proceeds in cash.  However, under unusual conditions that make the payment of cash unwise (and for the protection of the Funds’ remaining shareholders) the Funds might pay all or part of a shareholder’s redemption proceeds in liquid securities with a market value equal to the redemption price (redemption-in-kind).

Specifically, if the amount you are redeeming is in excess of the lesser of $250,000 or 1% of either Fund’s net assets, the Fund has the right to redeem your shares by giving you the amount that exceeds $250,000 or 1% of the Fund’s net assets in securities instead of cash.  If either Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash, and will bear any market risks associated with such securities until they are converted into cash.

Exchange Privilege

As a shareholder, you have the privilege of exchanging shares between the Funds. However, you should note the following:

•	You may only exchange between accounts that are registered in the same name, address, and taxpayer identification number;
•	All exchanges must be in amounts of $200 or more;
•	Exchanges are considered a sale and purchase of Fund shares for tax purposes and may be taxed as ordinary income or long-term capital gains depending on the period shares are held;
•
Each Fund reserves the right to refuse exchange purchases by any person or group if, in the Advisor’s judgment, the Fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected; and

•	If you have established telephone exchange privileges on your account, you can make a telephone request to exchange your shares for an additional $5 fee.

Tools to Combat Frequent Transactions

The Board has adopted policies and procedures with respect to frequent purchases and redemptions of Fund shares by Fund shareholders.  The Funds discourage excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm the Funds’ performances. The Funds take steps to reduce the frequency and effect of these activities in the Funds.  These steps include imposing a redemption fee, monitoring trading activity and using fair value pricing.  Although these efforts (which are described in more detail below) are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity may occur.  Further, while the Funds make efforts to identify and restrict frequent trading, the Funds receive purchase and sale orders through Brokers and cannot always know or detect frequent trading that may be facilitated by the use of Brokers or the use of group or omnibus accounts by those Brokers.  The Funds seek to exercise their judgment in implementing these tools to the best of their abilities in a manner that the Funds believe is consistent with shareholder interests.

Redemption Fees
The Funds charge a 1.00% redemption fee on the redemption of Fund shares held for 90 days or less.  This fee (which is paid into the Fund) is imposed in order to help offset the transaction costs and administrative expenses associated with the activities of short-term “market timers” that engage in the frequent purchase and sale of Fund shares.  The “first in, first out” (FIFO) method is used to determine the holding period; this means that if you bought shares on different days, the shares purchased first will be redeemed first for the purpose of determining whether the redemption fee applies.  The redemption fee is deducted from your proceeds and is retained by each Fund for the benefit of its long-term shareholders.  Redemption fees will not apply to shares acquired through the reinvestment of dividends.  Exchange transactions between the Funds are exempt from redemption fees.  Although the Funds have the goal of applying this redemption fee to most redemptions of shares held for 90 days or less, the Funds may not always be able to track short-term trading effected through financial intermediaries in certain omnibus accounts or retirement plans.  In addition, because the Funds are required to rely on information from a financial intermediary as to the applicable redemption fee, the Funds cannot ensure that the financial intermediary is always imposing such fee on the underlying shareholder account in accordance with the Funds’ policies.

Monitoring Trading Practices
The Funds monitor selected trades in an effort to detect excessive short-term trading activities.  If, as a result of this monitoring, the Funds believe that a shareholder has engaged in excessive short-term trading, it may, in its discretion, ask the shareholder to stop such activities or refuse to process purchases in the shareholder’s accounts.  In making such judgments, the Funds seek to act in a manner that they believe is consistent with the best interests of shareholders.  Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions the Funds handle, there can be no assurance that the Funds’ efforts will identify all trades or trading practices that may be considered abusive.  In addition, the Funds’ ability to monitor trades that are placed by individual shareholders within group or omnibus accounts maintained by financial intermediaries is limited because the Funds do not have simultaneous access to the underlying shareholder account information.

In compliance with Rule 22c-2 of the 1940 Act, Quasar, on behalf of the Funds, has entered into written agreements with each of the Funds’ financial intermediaries, under which the intermediary must, upon request, provide the Funds with certain shareholder and identity trading information so that the Funds can enforce their market timing policies.

Fair Value Pricing
The Funds employ fair value pricing selectively to ensure greater accuracy in their daily NAV per share and to prevent dilution by frequent traders or market timers who seek to take advantage of temporary market anomalies.  The Board has developed procedures which utilize fair value pricing when reliable market quotations are not readily available or the Funds’ pricing service does not provide a valuation (or provides a valuation, that in the judgment of the Advisor to the Fund, does not represent the security’s fair value), or when, in the judgment of the Advisor, events have rendered the market value unreliable.  Valuing securities at fair value involves reliance on judgment.  Fair value determinations are made in good faith in accordance with procedures adopted by the Board and are reviewed by the Board.  There can be no assurance that a Fund will obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its NAV per share.

Fair value pricing may be applied to non-U.S. securities.  The trading hours for most non-U.S. securities end prior to the close of the NYSE, the time that each Fund’s NAV per share is calculated.  The occurrence of certain events after the close of non-U.S. markets, but prior to the close of the NYSE (such as a significant surge or decline in the U.S. market) often will result in an adjustment to the trading prices of non-U.S. securities when non-U.S. markets open on the following business day.  If such events occur, the Funds may value non-U.S. securities at fair value, taking into account such events, when it calculates its NAV per share.  Other types of securities that the Funds may hold for which fair value pricing might be required include, but are not limited to: (a) investments which are not frequently traded and/or the market price of which the Advisor believes may be stale; (b) illiquid securities, including “restricted” securities and private placements for which there is no public market; (c) securities of an issuer that has entered into a restructuring; (d) securities whose trading has been halted or suspended; and (e) fixed income securities that have gone into default and for which there is not a current market value quotation.

General Transaction Policies

Some of the following policies are mentioned above.  In general, the Funds reserve the right to:

•	Vary or waive any minimum investment requirement;
•	Refuse, change, discontinue, or temporarily suspend account services, including purchase, exchange or telephone redemption privileges, for any reason;
•
Reject any purchase request for any reason.  Generally, the Funds do this if the purchase is disruptive to the efficient management of the Funds (due to the timing of the investment or an investor’s history of excessive trading);

•
Redeem all shares in your account if your balance falls below a Fund’s minimum initial investment requirement due to redemption activity.  If, within 30 days of the Fund’s written request, you have not increased your account balance, you may be required to redeem your shares.  The Funds will not require you to redeem shares if the value of your account drops below the investment minimum due to fluctuations of NAV;

•	Delay paying redemption proceeds for up to seven calendar days after receiving a request, if an earlier payment could adversely affect the Funds; and
•	Reject any purchase or redemption request that does not contain all required documentation.

You may encounter higher than usual call wait times during periods of high market activity.  Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close.  If you are unable to contact the Funds by telephone, you may mail your redemption request in writing to the address noted above.

Your Broker or other financial intermediary may establish policies that differ from those of the Funds.  For example, the organization may charge transaction fees, set higher minimum investments, or impose certain limitations on buying or selling shares in addition to those identified in this Prospectus.  Contact your Broker or other financial intermediary for details.

Service Fees – Other Payments to Third Parties

The Funds may pay service fees to intermediaries such as banks, broker-dealers, financial advisors or other financial institutions, including affiliates of the Advisor, for sub-administration, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus, other group accounts or accounts traded through registered securities clearing agents.

The Advisor, out of its own resources, and without additional cost to the Funds or their shareholders, may provide additional cash payments or non-cash compensation to intermediaries who sell shares of the Funds. Such payments and compensation are in addition to Rule 12b-1 and service fees paid by each Fund. These additional cash payments are generally made to intermediaries that provide shareholder servicing, marketing support and/or access to sales meetings, sales representatives and management representatives of the intermediary. Cash compensation may also be paid to intermediaries for inclusion of the Funds on a sales list, including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the intermediary provides shareholder services to the Funds’ shareholders. The Advisor may also pay cash compensation in the form of finder’s fees that vary depending on the Funds and the dollar amount of the shares sold.

DIVIDENDS AND DISTRIBUTIONS

The Funds will make distributions of dividends and capital gains, if any, at least annually, typically in December.  The Funds may make an additional payment of dividends or distributions if it deems it desirable at any other time during the year.

All distributions will be reinvested in Fund shares unless you choose one of the following options:  (1) receive dividends in cash, while reinvesting capital gain distributions in additional Fund shares; (2) reinvesting dividends and receive capital gains in cash; or (3) receive all distributions in cash.  If you wish to change your distribution option, write to the Transfer Agent in advance of the payment date of the distribution.  However, any such change will be effective only as to distributions for which the record date is five or more business days after the Transfer Agent has received the written request.

If an investor elects to receive distributions in cash and the U.S. Postal Service cannot deliver your check, or if a check remains uncashed for six months, the Funds reserve the right to reinvest the distribution check in the shareholder’s account at each Fund’s then current NAV per share and to reinvest all subsequent distributions.

TAX CONSEQUENCES

Each Fund has elected to qualify and intends to continue to qualify to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.  The Funds intend to make distributions of dividends and capital gains.  Dividends are generally taxable to shareholders as ordinary income or, under current law, as qualified dividend income, depending on the source of such income to the distributing Fund and the holding period of the Fund for its dividend-paying securities and of you for your Fund shares.  Fund distributions of short-term capital gains are taxable as ordinary income.  Qualified dividend income distributed to individual investors is currently eligible for taxation at long-term capital gain rates.

Fund distributions of long-term capital gains are taxable as long-term capital gains.  The rate an individual shareholder pays on capital gain distributions will depend on how long the Fund held the securities that generated the gains, not on how long the individual owned the Fund shares.  The maximum capital gains rate for corporate shareholders is the same as the maximum tax rate for ordinary income.

Please note that dividends received from REIT securities can be taxed as ordinary income or capital gains.  In general, dividends from REITs included in the Real Estate Fund are taxed as ordinary income.  However, the Fund is allowed to treat income received as qualified dividend income from a REIT to the extent that the REIT designates that amount as such to the Fund. Typically, REITs will inform shareholders of the proper tax character of distributions after the end of the calendar year in which the distributions were made.  To the extent that a REIT designates a portion of its ordinary income distributions as qualified dividend income, the Fund will likewise designate these amounts as qualified dividend income to the extent allowed by law when distributed to the Fund’s shareholders.  Additionally, to the extent that a REIT designates a portion of its distributions as capital gain distributions, the Fund will likewise designate these amounts to the extent allowed by law.

Total ordinary dividends may include net income which is not qualified dividend income. If a Fund's income from sources which are not qualified dividend income exceeds Fund expenses, the Fund will distribute at least some dividends that are not qualified. Sources of income that are not qualified dividend income include, among other things, interest, capital gains, securities lending income, certain preferred or foreign dividends, REIT dividends and dividends on securities where the Funds did not meet certain holding period requirements.

Other than qualified retirement plans and other tax-exempt investors, shareholders will be taxed on distributions of the Funds if you either receive your dividends and capital gain distributions in cash or if they are reinvested in additional Fund shares.

By law, the Funds must withhold a percentage of your taxable distributions and redemption proceeds if you do not provide your correct social security or taxpayer identification number and certify that you are not subject to backup withholding, or if the IRS instructs the Funds to do so.

If you sell or exchange your Fund shares, it is considered a taxable event for you.  Depending on the purchase price and the sale price of the shares you sell or exchange and your adjusted tax basis for the shares, you may have a gain or a loss on the transaction. Exchanges are considered a sale and purchase of Fund shares for tax purposes and may be taxed at ordinary income or long-term capital gains, depending on the period shares are held.  You are responsible for any tax liabilities generated by your transaction.  You should consult your own tax advisor concerning federal, state and local tax consequences of an investment in the Funds.

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand each Fund’s financial performance for the period of the Fund’s operations.  Certain information reflects financial results for a single Fund share.  The total returns in each table represent the rate that an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions.  This information has been audited by Tait, Weller & Baker LLP, an independent registered public accounting firm, whose reports, along with the Funds’ financial statements, are included in the Annual Report, which is available upon request.

Financial Highlights – For a share outstanding throughout each period

Phocas Real Estate Fund
	Year Ended December 31,		September 29, 2006* through December 31,
	2008	2007	2006
Net asset value, beginning of period	$18.64	$21.90	$20.00

Income from investment operations:
Net investment income	0.32 ^	0.18	0.20
Net realized and unrealized gain (loss) on investments	(6.90)	(3.15)	1.86
Total from investment operations	(6.58)	(2.97)	2.06

Less distributions:
From net investment income	(0.17)	(0.18)	(0.15)
From net realized gain on investments	(0.02)	(0.11)	(0.01)
Total distributions	(0.19)	(0.29)	(0.16)

Redemption fees retained	0.01 ^	—	—

Net asset value, end of period	$11.88	$18.64	$21.90

Total return	(35.11)%	(13.56)%	10.34	%‡

Ratios/supplemental data:
Net assets, end of period (thousands)	$2,694	$3,659	$1,187
Ratio of expenses to average net assets:
Before expense reimbursement	4.85%	5.00%	15.92	%†
After expense reimbursement	1.50%	1.50%	1.50	%†
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	(1.38)%	(2.33)%	(10.55	)%†
After expense reimbursement	1.97%	1.17%	3.87	%†
Portfolio turnover rate	98.56%	24.81%	10.46	%‡
*	Commencement of operations.
†	Annualized.
‡	Not annualized.
^	Based on average shares outstanding.

Phocas Small Cap Value Fund
	Year Ended December 31,		September 29, 2006* through December 31,
	2008	2007	2006
Net asset value, beginning of period	$20.01	$21.86	$20.00

Income from investment operations:
Net investment income	0.13 ^	0.05 ^	0.03
Net realized and unrealized gain (loss) on investments	(5.08)	(1.68)	1.85
Total from investment operations	(4.95)	(1.63)	1.88

Less distributions:
From net investment income	(0.13)	(0.09)	(0.02)
From net realized gain on investments	—	(0.13)	—
Total distributions	(0.13)	(0.22)	(0.02)

Redemption fees retained	0.00 #^	0.00 #^	—

Net asset value, end of period	$14.93	$20.01	$21.86

Total return	(24.68)%	(7.46)%	9.41	%‡

Ratios/supplemental data:
Net assets, end of period (thousands)	$17,201	$21,936	$1,233
Ratio of expenses to average net assets:
Before expense reimbursement	1.52%	2.43%	14.93	%†
After expense reimbursement	0.99%	1.18%	1.50	%†
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	0.21%	(0.54)%	(12.79	)%†
After expense reimbursement	0.74%	0.71%	0.63	%†
Portfolio turnover rate	33.89%	147.75%	11.20	%‡

*	Commencement of operations.
†	Annualized.
‡	Not annualized.
#	Amount is less than $0.01.
^	Based on average shares outstanding.

Investment Advisor
Phocas Financial Corporation
980 Atlantic Avenue, Suite 106
Alameda, California 94501

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Legal Counsel
Paul, Hastings, Janofsky & Walker LLP
75 East 55th Street
New York, New York 10022

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

PRIVACY NOTICE

The Funds collect non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;
•	Information you give us orally; and/or
•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of either Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

THIS PAGE IS NOT A PART OF THE PROSPECTUS

PHOCAS REAL ESTATE FUND
PHOCAS SMALL CAP VALUE FUND

Each a series of Advisors Series Trust
www.phocasfinancial.com

FOR MORE INFORMATION

You can find more information about the Funds in the following documents:

Statement of Additional Information
The SAI provides additional details about the investments and techniques of the Funds and certain other additional information.  A current SAI is on file with the SEC and is incorporated into this Prospectus by reference.  This means that the SAI is legally considered a part of this Prospectus even though it is not physically within this Prospectus.

Annual and Semi-Annual Reports
The Funds’ Annual and Semi-Annual Reports (collectively, the “Shareholder Reports”) provide the most recent financial reports and portfolio listings. The Annual Report contains a discussion of the market conditions and investment strategies that affected the Funds’ performance during each Fund’s previous fiscal year.

The SAI is available free of charge on the Funds’ website at www.phocasfinancial.com.  You can obtain a free copy of the SAI and Shareholder Reports, request other information, or make general inquires about the Funds by calling the Funds (toll-free) at 1-866-PHOCAS1 (746-2271) or by writing to:

PHOCAS REAL ESTATE FUND /
PHOCAS SMALL CAP VALUE FUND
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701
www.phocasfinancial.com

You may review and copy information about the Funds, including the Shareholder Reports and SAI, at the Public Reference Room of the Securities and Exchange Commission in Washington, DC.  You can obtain information on the operation of the Public Reference Room by calling (202) 551-8090.  Reports and other information about the Funds are also available:

•	Free of charge from the Commission’s EDGAR database on the Commission’s Internet website at http://www.sec.gov;
•	For a fee, by writing to the Public Reference Section of the Commission, Washington, DC 20549-0213; or
•	For a fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

(The Trust’s SEC Investment Company Act file number is 811-07959.)

Statement of Additional Information
April 30, 2009

PHOCAS REAL ESTATE FUND (PHREX)
PHOCAS SMALL CAP VALUE FUND (PHSVX)

Each a series of Advisors Series Trust

This Statement of Additional Information (“SAI”) is not a prospectus, and it should be read in conjunction with the Funds’ Prospectus dated April 30, 2009 (the “Prospectus”), as may be revised, of the Phocas Real Estate Fund and the Phocas Small Cap Value Fund (each, a “Fund”, and together, the “Funds”), each a series of Advisors Series Trust (the “Trust”).  Phocas Financial Corporation (the “Advisor”) is the investment advisor to the Funds.  A copy of the Prospectus may be obtained by contacting the Funds at the address or telephone number below or on the Advisor’s website at www.phocasfinancial.com.

Phocas Real Estate Fund
Phocas Small Cap Value Fund
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701
1-866-PHOCAS1 (746-2271)

The Funds’ audited financial statements and notes thereto for the fiscal year ended December 31, 2008, are contained in the Funds’ Annual Report and incorporated by reference into this SAI.  A copy of the Annual Report may be obtained without charge by calling or writing the Funds as shown above or by visiting the Advisor’s website at www.phocasfinancial.com.

THE TRUST

The Trust is organized as a Delaware statutory trust under the laws of the State of Delaware on October 3, 1996, and is registered with the Securities and Exchange Commission (the “SEC”) as an open-end management investment company.  The Trust’s Agreement and Declaration of Trust (the “Declaration of Trust”) permits the Trust’s Board of Trustees (the “Board” or the “Trustees”) to issue an unlimited number of full and fractional shares of beneficial interest, par value $0.01 per share, which may be issued in any number of series.  The Trust consists of various series that represent separate investment portfolios.  The Board may from time to time issue other series, the assets and liabilities of which will be separate and distinct from any other series.  This SAI relates only to the Funds.

Registration with the SEC does not involve supervision of the management or policies of the Funds. The Prospectus and this SAI omit certain of the information contained in the Trust’s Registration Statement filed with the SEC.  Copies of such information may be obtained from the SEC upon payment of the prescribed fee or may be accessed free of charge at the SEC’s website at www.sec.gov.

The Funds commenced operations on September 29, 2006.

INVESTMENT POLICIES

The following paragraphs provide more detail regarding each Fund’s investment policies and the associated risks identified in the Funds’ Prospectus.

Non-Diversification

The Real Estate Fund is non-diversified under the Investment Company Act of 1940, as amended (the “1940 Act”), which means that there is no restriction as to how much the Fund may invest in the securities of any one issuer.  However, to qualify for tax treatment as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”), the Fund intends to comply, as of the end of each fiscal quarter, with certain diversification requirements imposed by the Code.  Pursuant to these requirements, at the end of each fiscal quarter, the Fund, among other things, will not have investments in the securities of any one issuer (other than U.S. Government securities) of more than 25% of the value of the Fund’s total assets.  In addition, the Fund, with respect to 50% of its total assets, will not have investments in the securities of any issuer equal to 5% of the Fund’s total assets, and will not purchase more than 10% of the outstanding voting securities of any one issuer.

Focusing investments in a small number of issuers or industries increases risk. Funds that are “non-diversified” may invest a greater percentage of their assets in the securities of a single issuer than funds that are “diversified.”  Funds that invest in a relatively small number of issuers are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified fund might be.  Some of those issuers also may present substantial credit or other risks.

Diversification

The Small Cap Value Fund is diversified.  Under applicable federal securities laws, the diversification of a mutual fund’s holdings is measured at the time the fund purchases a security.  This means that, as to 75% of its total assets, (1) no more than 5% may be invested in the securities of a single issuer, and (2) it may not hold more than 10% of the outstanding voting securities of a single issuer.  If the Small Cap Value Fund purchases a security, however, and holds it for a period of time, the security may become a larger percentage of the Small Cap Value Fund’s total assets due to movements in the financial markets.  If the market affects several securities held by the Small Cap Value Fund, the Small Cap Value Fund may have a greater percentage of its assets invested in securities of fewer issuers.  Accordingly, the Small Cap Value Fund is subject to the risk that its performance may be impaired disproportionately by the poor performance of relatively few securities despite the Small Cap Value Fund qualifying as a diversified mutual fund under applicable federal securities laws.

Percentage Limitations

Whenever an investment policy or limitation states a maximum percentage of a Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standards or percentage limitation will be determined immediately after and as a result of the Fund’s acquisition or sale of such security or other asset.  Accordingly, except with respect to borrowing and illiquid securities, any subsequent change in values, net assets or other circumstances will not be considered in determining whether an investment complies with the Fund’s investment policies and limitations.  In addition, if a bankruptcy or other extraordinary event occurs concerning a particular investment by a Fund, the Fund may receive stock, real estate or other investments that the Fund would not, or could not buy.  If this happens, the Fund would sell such investments as soon as practicable while trying to maximize returns to its shareholders.

Borrowing

The Funds are authorized to borrow money from time to time for temporary, extraordinary or emergency purposes or for clearance of transactions in amounts not to exceed at any time 30% of the value of their total assets at the time of such borrowings.  The use of borrowing by the Funds involves special risk considerations that may not be associated with other funds having similar objectives and policies.  Since substantially all of the Funds’ assets fluctuate in value, while the interest obligation resulting from a borrowing will be fixed by the terms of each Fund’s agreement with its lender, the net asset value per share of each Fund will tend to increase more when its portfolio securities increase in value and to decrease more when its portfolio assets decrease in value than would otherwise be the case if the Funds did not borrow.  In addition, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds.  Under adverse market conditions, the Funds might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

The Funds may invest in the following types of investments, each of which is subject to certain risks, as discussed below.

Equity Securities. Common stocks, preferred stocks, convertible securities, rights, warrants and American Depositary Receipts (“ADRs”) are examples of equity securities in which the Funds may invest.

All investments in equity securities are subject to market risks that may cause their prices to fluctuate over time.  Historically, the equity markets have moved in cycles and the value of the securities in the Fund’s portfolio may fluctuate substantially from day to day.  Owning an equity security can also subject the Fund to the risk that the issuer may discontinue paying dividends.

The economic crisis that began to unfold in 2007 continues to manifest itself in nearly all areas of the U.S. economy and has caused dramatic volatility in the financial markets, as well as a significant decrease in the value of many financial institutions, including, in general, a decrease in the value of stocks and bonds.  The U.S. government has taken a number of measures to attempt to restore stability to the financial markets and to promote economic recovery.  The measures have included various programs to stimulate economic activity, to reform regulatory oversight, to advance various social goals and to provide relief to businesses and individuals suffering from the effects of the economic crisis.  There is no guarantee that any of these programs or other efforts will be successful and therefore there is no guarantee that the financial markets or stock and bond values will stabilize in the near future.

Common Stocks. A common stock represents a proportionate share of the ownership of a company and its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets, and general market conditions.  In addition to the general risks set forth above, investments in common stocks are subject to the risk that in the event a company in which a Fund invests is liquidated, the holders of preferred stock and creditors of that company will be paid in full before any payments are made to the Fund as a holder of common stock.  It is possible that all assets of that company will be exhausted before any payments are made to the Fund.

Preferred Stocks.  Each Fund may invest in preferred stocks.  A preferred stock blends the characteristics of a bond and common stock.  It can offer the fixed dividends of a bond and the equity ownership of a common stock.  Unlike common stock, its participation in the issuer’s growth may be limited.  Preferred stock prices tend to fluctuate with changes in interest rates rather than the issuing company’s business prospects.  Preferred stock has priority claim over common stock: (a) in the receipt of dividends, and (b) should the issuer be dissolved, in any residual assets after payment to creditors.  Although the dividend is set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer.

Convertible Securities.  Each Fund may invest in convertible securities. Traditional convertible securities include corporate bonds, notes and preferred stocks that may be converted into or exchanged for common stock, and other securities that also provide an opportunity for equity participation. These securities are convertible either at a stated price or a stated rate (that is, for a specific number of shares of common stock or other security). As with other fixed income securities, the price of a convertible security generally varies inversely with interest rates. While providing a fixed income stream, a convertible security also affords the investor an opportunity, through its conversion feature, to participate in the capital appreciation of the common stock into which it is convertible. As the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the price of a convertible security tends to rise as a reflection of higher yield or capital appreciation. In such situations, the Funds may have to pay more for a convertible security than the value of the underlying common stock.

Rights and Warrants

The Funds may invest in rights and warrants. A right is a privilege granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock and it is issued.  Rights normally have a short life, usually two to four weeks, are freely transferable and entitle the holder to busy the new common stock at a lower price than the current market.  Warrants are options to purchase equity securities at a specific price for a specific period of time. They do not represent ownership of the securities, but only the right to buy them. Hence, warrants have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. The value of warrants is derived solely from capital appreciation of the underlying equity securities. Warrants differ from call options in that the underlying corporation issues warrants, whereas call options may be written by anyone.

An investment in rights and warrants may entail greater risks than certain other types of investments.  Generally, rights and warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer.  In addition, although their value is influenced by the value of the underlying security, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date.  Investing in rights and warrants increases the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities.  Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of the Fund’s entire investment therein).

Foreign Investments

Each Fund may make significant investments in securities of foreign issuers (“foreign securities”).  The Real Estate Fund reserves the right to invest up to 50% of its net assets in foreign securities that trade on U.S. or foreign exchanges.  The Small Cap Value Fund reserves the right to invest up to 20% of its net assets in ADRs or foreign securities that trade on U.S. exchanges.

American Depositary Receipts.  The Small Cap Value Fund may invest up to 20% of its net assets in ADRs or foreign securities that trade on U.S. exchanges.  ADRs are depositary receipts for foreign securities denominated in U.S. dollars and traded on U.S. securities markets.  These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged.  These are certificates evidencing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institutions.  Designed for use in U.S. securities markets, ADRs are alternatives to the purchase of the underlying securities in their national market and currencies.  ADRs may be purchased through “sponsored” or “unsponsored” facilities.  A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the depositary security.  Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts of the deposited securities.

Risks of Investing in Foreign Securities. Investments in foreign securities involve certain inherent risks, including the following:

Political and Economic Factors.  Individual foreign economies of certain countries may differ favorably or unfavorably from the United States’ economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, diversification and balance of payments position.  The internal politics of certain foreign countries may not be as stable as those of the United States.  Governments in certain foreign countries also continue to participate to a significant degree, through ownership interest or regulation, in their respective economies.  Action by these governments could include restrictions on foreign investment, nationalization, expropriation of goods or imposition of taxes, and could have a significant effect on market prices of securities and payment of interest.  The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by the trade policies and economic conditions of their trading partners.  Enactment by these trading partners of protectionist trade legislation could have a significant adverse effect upon the securities markets of such countries.

Currency Fluctuations.  The Funds will invest only in securities denominated in U.S. dollars.  For this reason, the value of the Funds’ assets may not be subject to risks associated with variations in the value of foreign currencies relative to the U.S. dollar to the same extent as might otherwise be the case.  Changes in the value of foreign currencies against the U.S. dollar may, however, affect the value of the assets and/or income of foreign companies whose U.S. dollar denominated securities are held by the Funds.  Such companies may also be affected significantly by currency restrictions and exchange control regulations enacted from time to time.

Taxes.  The interest and dividends payable to the Fund on certain of the Funds’ foreign portfolio securities may be subject to foreign taxes or withholding, thus reducing the net amount of income available for distribution to the Funds’ shareholders.  The Fund may not be eligible to pass through to its shareholders any tax credits or deductions with respect to such foreign taxes or withholding.

Small-Sized Companies

The Small Cap Value Fund may invest in companies with market capitalizations of $200 million to $5 billion (“small cap”).  Historically, stocks of small cap companies have been more volatile than stocks of larger companies and are, therefore, more speculative than investments in larger companies.  Among the reasons for the greater price volatility are the following: (1) the less certain growth prospects of small cap companies; (2) the lower degree of liquidity in the markets for such stocks; and (3) the greater sensitivity of small cap companies to changing economic conditions.  Besides exhibiting greater volatility, small cap company stocks may, to a degree, fluctuate independently of larger company stocks.  Small cap company stocks may decline in price as large company stocks rise, or rise in price as large company stocks decline.  Due to these and other factors, small companies may suffer significant losses, as well as realize substantial growth.  Thus, securities of small companies present greater risks than securities of larger, more established companies.  You should therefore expect the value of Fund shares to be more volatile than the shares of a mutual fund investing primarily in larger company stocks.  Investments in smaller or unseasoned companies or companies with special circumstances often involve much greater risk than are inherent in other types of investments, because securities of such companies may be more likely to experience unexpected fluctuations in prices.

Investment Companies – The Funds may invest in shares of other registered investment companies including exchange-traded funds (“ETFs”), money market funds and other mutual funds, in pursuit of their investment objectives, subject to the limitations set forth in the Investment Company Act of 1940, as amended (the “1940 Act”).  This may include investment in money market mutual funds in connection with the Funds’ management of daily cash positions.  Investments in the securities of other registered investment companies may involve duplication of management fees and certain other expenses.  By investing in another investment company, a Fund will become a shareholder of that investment company.  As a result, Fund shareholders indirectly will bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations.

Section 12(d)(1)(A) of the 1940 Act generally prohibits a fund from purchasing (1) more than 3% of the total outstanding voting stock of another fund; (2) securities of another fund having an aggregate value in excess of 5% of the value of the acquiring fund; and (3) securities of the other fund and all other funds having an aggregate value in excess of 10% of the value of the total assets of the acquiring fund.  There are some exceptions, however, to these limitations pursuant to various rules promulgated by the SEC.

Exchange-Traded Funds.  ETFs are open-end investment companies whose shares are listed on a national securities exchange.  An ETF is similar to a traditional mutual fund, but trades at different prices during the day on a security exchange like a stock.  Similar to investments in other investment companies discussed above, the Funds’ investments in ETFs will involve duplication of management fees and other expenses since the Funds will be investing in another investment company.  In addition, each Fund’s investment in ETFs is also subject to its limitations on investments in investment companies discussed above.  To the extent a Fund invests in ETFs which focus on a particular market segment or industry, the Fund will also be subject to the risks associated with investing in those sectors or industries.  The shares of the ETFs in which the Funds will invest will be listed on a national securities exchange and the Funds will purchase or sell these shares on the secondary market at its current market price, which may be more or less than its net asset value per share (“NAV per share”).

As a purchaser of ETF shares on the secondary market, each Fund will be subject to the market risk associated with owning any security whose value is based on market price.  ETF shares historically have tended to trade at or near their NAV per share, but there is no guarantee that they will continue to do so.  Unlike traditional mutual funds, shares of an ETF may also be purchased and redeemed directly from the ETFs only in large blocks (typically 50,000 shares or more) and only through participating organizations that have entered into contractual agreements with the ETF.  The Funds do not expect to enter into such agreements and therefore will not be able to purchase and redeem its ETF shares directly from the ETF.

Short-Term Investments

The Funds may invest in any of the following securities and instruments:

Bank Certificates of Deposit, Bankers’ Acceptances and Time Deposits.  The Funds may acquire bank certificates of deposit, bankers’ acceptances and time deposits.  Certificates of deposit are negotiable certificates issued against monies deposited in a commercial bank for a definite period of time and earning a specified return.  Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity.  Certificates of deposit and bankers’ acceptances acquired by the Funds will be dollar-denominated obligations of domestic or foreign banks or financial institutions which at the time of purchase have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. Government.  If the Funds hold instruments of foreign banks or financial institutions, they may be subject to additional investment risks that are different in some respects from those incurred by a fund that invests only in debt obligations of U.S. domestic issuers.  Such risks include future political and economic developments, the possible imposition of withholding taxes by the particular country in which the issuer is located on interest income payable on the securities, the possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on these securities.

Domestic banks and foreign banks are subject to different governmental regulations with respect to the amount and types of loans that may be made and interest rates that may be charged. In addition, the profitability of the banking industry depends largely upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operations of the banking industry.

As a result of federal and state laws and regulations, domestic banks are, among other things, required to maintain specified levels of reserves, limited in the amount which they can loan to a single borrower, and subject to other regulations designed to promote financial soundness.  Such laws and regulations, however, do not necessarily apply to foreign bank obligations that the Funds may acquire.

In addition to purchasing certificates of deposit and bankers’ acceptances, to the extent permitted under its investment objectives and policies stated above and in their Prospectus, the Funds may make interest-bearing time or other interest-bearing deposits in commercial or savings banks.  Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

Savings Association Obligations.  The Funds may invest in certificates of deposit (interest-bearing time deposits) issued by savings banks or savings and loan associations that have capital, surplus and undivided profits in excess of $100 million, based on latest published reports, or less than $100 million if the principal amount of such obligations is fully insured by the U.S. Government.

Commercial Paper, Short-Term Notes and Other Corporate Obligations.  The Funds may invest a portion of their assets in commercial paper and short-term notes.  Commercial paper consists of unsecured promissory notes issued by corporations.  Issues of commercial paper and short-term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.

Commercial paper and short-term notes will consist of issues rated at the time of purchase “A-2” or higher by Standard & Poor’s Ratings Group (“S&P”), “Prime-1” or “Prime-2” by Moody’s Investors Service, Inc. (“Moody’s”), or similarly rated by another nationally recognized statistical rating organization or, if unrated, will be determined by the Advisor to be of comparable quality.  These rating symbols are described in the Appendix.

Corporate obligations include bonds and notes issued by corporations to finance longer-term credit needs than supported by commercial paper.  While such obligations generally have maturities of ten years or more, the Funds may purchase corporate obligations which have remaining maturities of one year or less from the date of purchase and which are rated “AA” or higher by S&P or “Aa” or higher by Moody’s.

Options on Securities

Purchasing Put and Call Options.  The Funds may purchase covered “put” and “call” options with respect to securities which are otherwise eligible for purchase by the Funds and with respect to various stock indices subject to certain restrictions, not in excess of 5% of each Fund’s net assets.  The Funds will engage in trading of such derivative securities exclusively for hedging purposes.

If the Funds purchase a put option, the Funds acquire the right to sell the underlying security at a specified price at any time during the term of the option (for “American-style” options) or on the option expiration date (for “European-style” options).  Purchasing put options may be used as a portfolio investment strategy when the Advisor perceives significant short-term risk but substantial long-term appreciation for the underlying security.  The put option acts as an insurance policy, as it protects against significant downward price movement while it allows full participation in any upward movement.  If the Funds are holding a security which they feel has strong fundamentals, but for some reason may be weak in the near term, the Funds may purchase a put option on such security, thereby giving themselves the right to sell such security at a certain strike price throughout the term of the option.  Consequently, the Funds will exercise the put only if the price of such security falls below the strike price of the put.  The difference between the put’s strike price and the market price of the underlying security on the date the Funds exercise the put, less transaction costs, will be the amount by which the Funds will be able to hedge against a decline in the underlying security.  If during the period of the option the market price for the underlying security remains at or above the put’s strike price, the put will expire worthless, representing a loss of the price the Funds paid for the put, plus transaction costs.  If the price of the underlying security increases, the profit the Funds realize on the sale of the security will be reduced by the premium paid for the put option less any amount for which the put may be sold.

If the Funds purchase a call option, they acquire the right to purchase the underlying security at a specified price at any time during the term of the option.  The purchase of a call option is a type of insurance policy to hedge against losses that could occur if the Funds have a short position in the underlying security and the security thereafter increases in price.  The Funds will exercise a call option only if the price of the underlying security is above the strike price at the time of exercise.  If during the option period the market price for the underlying security remains at or below the strike price of the call option, the option will expire worthless, representing a loss of the price paid for the option, plus transaction costs.  If the call option has been purchased to hedge a short position of the Funds in the underlying security and the price of the underlying security thereafter falls, the profit the Funds realize on the cover of the short position in the security will be reduced by the premium paid for the call option less any amount for which such option may be sold.

Prior to exercise or expiration, an option may be sold when it has remaining value by a purchaser through a “closing sale transaction,” which is accomplished by selling an option of the same series as the option previously purchased.  The Funds generally will purchase only those options for which the Advisor believes there is an active secondary market to facilitate closing transactions.

Writing Call Options. The Funds may write covered call options.  A call option is “covered” if the Funds own the security underlying the call or have an absolute right to acquire the security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount as are held in a segregated account by the Custodian).  The writer of a call option receives a premium and gives the purchaser the right to buy the security underlying the option at the exercise price.  The writer has the obligation upon exercise of the option to deliver the underlying security against payment of the exercise price during the option period.  If the writer of an exchange-traded option wishes to terminate his obligation, he may effect a “closing purchase transaction.”  This is accomplished by buying an option of the same series as the option previously written.  A writer may not effect a closing purchase transaction after it has been notified of the exercise of an option.

Effecting a closing transaction in the case of a written call option will permit the Funds to write another call option on the underlying security with either a different exercise price, expiration date or both.  Also, effecting a closing transaction will permit the cash or proceeds from the concurrent sale of any securities subject to the option to be used for other investments of the Funds.  If the Funds desire to sell a particular security from their portfolios on which they have written a call option, it will effect a closing transaction prior to or concurrent with the sale of the security.

The Funds will realize a gain from a closing transaction if the cost of the closing transaction is less than the premium received from writing the option or if the proceeds from the closing transaction are more than the premium paid to purchase the option.  The Funds will realize a loss from a closing transaction if the cost of the closing transaction is more than the premium received from writing the option or if the proceeds from the closing transaction are less than the premium paid to purchase the option.  Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, however, any loss to the Funds resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Funds.

In addition to covered call options, the Funds may write uncovered (or “naked”) call options on securities, including ETFs, and indices; however, SEC rules require that the Funds segregate assets on their books and records with a value equal to the value of the securities or the index that the holder of the option is entitled to call.  The Funds will comply with guidelines established by the SEC.  Segregated securities cannot be sold while the option strategy is outstanding, unless they are replaced with other suitable assets.  As a result, there is a possibility that segregation of a large percentage of each Fund’s assets could impede portfolio management of each Fund’s ability to meet redemption requests or other current obligations.

Selling (Writing) Put and Call Options. When the Funds write a call option they assume an obligation to sell specified securities to the holder of the option at a specified price if the option is exercised at any time before the expiration date.  Similarly, when the Funds write a put option they assume an obligation to purchase specified securities from the option holder at a specified price if the option is exercised at any time before the expiration date.  The Funds may terminate their position in an exchange-traded put option before exercise by buying an option identical to the one they have written.  Similarly, they may cancel an over-the-counter option by entering into an offsetting transaction with the counter-party to the option.

The Funds may try to hedge against an increase in the value of securities they would like to acquire by writing a put option on those securities.  If security prices rise, the Funds would expect the put option to expire and the premium they received to offset the increase in the security’s value.  If security prices remain the same over time, the Funds would hope to profit by closing out the put option at a lower price.  If security prices fall, the Funds may lose an amount of money equal to the difference between the value of the security and the premium they received.  Writing covered put options may deprive the Funds of the opportunity to profit from a decrease in the market price of the securities they would like to acquire.

The characteristics of writing call options are similar to those of writing put options, except that call writers expect to profit if prices remain the same or fall.  The Funds could try to hedge against a decline in the value of securities they already own by writing a call option.  If the price of that security falls as expected, the Funds would expect the option to expire and the premium it received to offset the decline of the security’s value.  The Funds must be prepared to deliver the underlying instrument in return for the strike price, however, which may deprive them of the opportunity to profit from an increase in the market price of the securities they hold.

Stock Index Options.  The Funds may also purchase put and call options with respect to the S&P 500® Index and other stock indices.  Such options may be purchased as a hedge against changes resulting from market conditions in the values of securities which are held in each Fund’s portfolio or which it intends to purchase or sell, or when they are economically appropriate for the reduction of risks inherent in the ongoing management of the Funds.

The distinctive characteristics of options on stock indices create certain risks that are not present with stock options generally.  Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether the Funds will realize a gain or loss on the purchase or sale of an option on an index depends upon movements in the level of stock prices in the stock market generally rather than movements in the price of a particular stock.  Accordingly, successful use by the Funds of options on a stock index would be subject to the Advisor’s ability to predict correctly movements in the direction of the stock market generally.  This requires different skills and techniques than predicting changes in the price of individual stocks.

Index prices may be distorted if trading of certain stocks included in the index is interrupted.  Trading of index options also may be interrupted in certain circumstances, such as if trading were halted in a substantial number of stocks included in the index.  If this were to occur, the Funds would not be able to close out options which they had purchased, and if restrictions on exercise were imposed, the Funds might be unable to exercise an option they hold, which could result in substantial losses to the Funds.  It is the policy of the Funds to purchase put or call options only with respect to an index, which the Advisor believes includes a sufficient number of stocks to minimize the likelihood of a trading halt in the index.

Risks of Investing in Options.  There are several risks associated with transactions in options on securities and indices.  Options may be more volatile than the underlying securities and, therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying securities themselves.  There are also significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objective.  In addition, a liquid secondary market for particular options may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options of underlying securities; unusual or unforeseen circumstances may interrupt normal operations on an exchange; the facilities of an exchange or clearing corporation may not at all times be adequate to handle current trading volume; or one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.  The extent to which the Funds may enter into options transactions may be limited by the Internal Revenue Code of 1986, as amended (the “Code”) requirements for qualification of each Fund as a regulated investment company. See “Dividends and Distributions” and “Taxation.”

Dealer Options.  The Funds may engage in transactions involving dealer options as well as exchange-traded options.  Certain additional risks are specific to dealer options.  While the Funds might look to a clearing corporation to exercise exchange-traded options, if the Funds were to purchase a dealer option it would need to rely on the dealer from which it purchased the option to perform if the option were exercised.  Failure by the dealer to do so would result in the loss of the premium paid by the Funds as well as loss of the expected benefit of the transaction.

Exchange-traded options generally have a continuous liquid market while dealer options may not.  Consequently, the Funds may generally be able to realize the value of a dealer option it has purchased only by exercising or reselling the option to the dealer who issued it.  Similarly, when the Funds write a dealer option, the Funds may generally be able to close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer to whom the Funds originally wrote the option.  While the Funds will seek to enter into dealer options only with dealers who will agree to and which are expected to be capable of entering into closing transactions with the Funds, there can be no assurance that the Funds will at any time be able to liquidate a dealer option at a favorable price at any time prior to expiration.  Unless the Funds, as a covered dealer call option writer, is able to effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) used as cover until the option expires or is exercised.  In the event of insolvency of the other party, the Funds may be unable to liquidate a dealer option.  With respect to options written by the Funds, the inability to enter into a closing transaction may result in material losses to the Funds.  For example, because the Funds must maintain a secured position with respect to any call option on a security it writes, the Funds may not sell the assets which it has segregated to secure the position while it is obligated under the option.  This requirement may impair the Funds’ ability to sell portfolio securities at a time when such sale might be advantageous.

The Staff of the SEC has taken the position that purchased dealer options are illiquid securities.  The Funds may treat the cover used for written dealer options as liquid if the dealer agrees that the Funds may repurchase the dealer option it has written for a maximum price to be calculated by a predetermined formula.  In such cases, the dealer option would be considered illiquid only to the extent the maximum purchase price under the formula exceeds the intrinsic value of the option.  Accordingly, the Funds will treat dealer options as subject to the Funds’ limitation on illiquid securities.  If the Staff of the SEC changes its position on the liquidity of dealer options, the Funds will change its treatment of such instruments accordingly.

Short Sales

The Funds may engage in short selling.  The Trust anticipates that the Real Estate Fund will engage in short selling involving commitments (on a daily marked-to-market basis) not to exceed 10% of its net assets.  The Trust anticipates that the Small Cap Value Fund will engage in short selling involving commitments (on a daily marked-to-market basis) not to exceed 30% of its net assets.

In a short sale, the Funds sell a security that they do not own, in anticipation of a decline in the market value of the security.  To complete the sale, the Funds must borrow the security (generally from the broker through which the short sale is made) in order to make delivery to the buyer.  The Funds are then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement.  The Funds are said to have a “short position” in the securities sold until they deliver them to the broker.  The period during which the Funds have a short position can range from one day to more than a year.  Until the security is replaced, the proceeds of the short sale are retained by the broker, and the Funds are required to pay to the broker a negotiated portion of any dividends or interest which accrues during the period of the loan.  To meet current margin requirements, the Funds are also required to deposit with the broker additional cash or securities so that the total deposit with the broker is maintained daily at 150% of the current market value of the securities sold short (100% of the current market value if a security is held in the account that is convertible or exchangeable into the security sold short within 90 days without restriction other than the payment of money).

Short sales by the Funds create opportunities to increase the Funds’ return but, at the same time, involve specific risk considerations and may be considered a speculative technique.  Since the Funds in effect profit from a decline in the price of the securities sold short without the need to invest the full purchase price of the securities on the date of the short sale, the Funds’ net asset value per share will tend to increase more when the securities they have sold short decrease in value, and to decrease more when the securities they have sold short increase in value, than would otherwise be the case if they had not engaged in such short sales.  The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest the Funds may be required to pay in connection with the short sale.  Furthermore, under adverse market conditions the Funds might have difficulty purchasing securities to meet their short sale delivery obligations, and might have to sell portfolio securities to raise the capital necessary to meet their short sale obligations at a time when fundamental investment considerations would not favor such sales.

Equity-Linked Derivatives

The Funds may invest in equity-linked derivatives.  Shares of Standard & Poor’s (“S&P”) Depositary Receipts (“SPDRs”) and S&P’s Mid Cap 400 Depositary Receipts (“Mid Cap SPDRs”) are considered Equity-Linked Derivatives.  Each of these instruments are derivative securities whose value follows a well-known securities index or basket of securities.  SPDRs and Mid Cap SPDRs are designed to follow the performance of S&P 500® Index and the S&P Mid Cap 400 Index, respectively.  Because the prices of SPDRs and Mid Cap SPDRs are correlated to diversified portfolios, they are subject to the risk that the general level of stock prices may decline or that the underlying indices decline.  In addition, because SPDRs, Mid Cap SPDRs will continue to be traded even when trading is halted in component stocks of the underlying indices, price quotations for these securities may, at times, be based upon non-current price information with respect to some or even all of the stocks in the underlying indices.  The Fund’s ability to redeem its shares of SPDRs and Mid Cap SPDRs may be limited by the 1940 Act, which provides that the SPDRs and Mid Cap SPDRs will not be obligated to redeem shares held by the Funds in an amount exceeding one percent of their total outstanding securities during any period of less than 30 days.  There is a risk that these instruments may terminate due to extraordinary events that may cause any of its service providers, such as the trustee or sponsor, to close or otherwise fail to perform their obligations.  Also, because these instruments are granted licenses by agreement to use the indexes as a basis for determining their compositions and/or otherwise to use certain trade names, they may terminate if such license agreements are terminated.

Real Estate Investment Trusts (“REITs”)

The real estate industry has been subject to substantial fluctuations and declines on a local, regional and national basis in the past and may continue to be in the future.  Real property values and income from real property may decline due to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhoods and in demographics, increases in market interest rates, or other factors.  Factors such as these may adversely affect companies which own and operate real estate directly, companies which lend to such companies, and companies which service the real estate industry.

The Real Estate Fund and Small Cap Value Fund may invest in REITs.  REITs are companies that develop, own or finance real estate.  Most specialize in commercial property like apartments, offices, malls, healthcare facilities and industrial warehouses.  Some specialize in a city or region.  Some finance real estate transactions by making loans or buying mortgages.

A REIT is a corporation or a business trust that would otherwise be taxed as a corporation.  REITs are often divided into three categories: equity REITs, mortgage REITs and hybrid REITs. An equity REIT invests primarily in the fee ownership or leasehold ownership of land and buildings.  Rental income is the main source of income for equity REITs.  An equity REIT may also realize capital gains or losses by selling real estate properties in its portfolio that have appreciated or depreciated in value. A mortgage REIT invests primarily in mortgages on real estate, which may secure construction, development or long-term loans.  A hybrid REIT combines the characteristics of equity REITs and mortgage REITs, generally by holding both ownership interests and mortgage interests in real estate.  Under normal circumstances, a majority of the Fund’s investments will be in the securities of equity REITs.

Risks Relating to REITs.  REITs may be affected by changes in the value of their underlying properties or by defaults by their borrowers or tenants. Furthermore, these entities depend upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in financing a limited number of projects.  In certain cases, the organizational documents of a REIT may grant the REIT’s sponsors the right to exercise control over the operations of the REIT even though the sponsor owns only a minority share; or a conflict of interest (for example, the desire to postpone certain taxable events) could influence a sponsor to not act in the best interests of the REIT’s shareholders.  The organizational documents of many REITs also contain various anti-takeover provisions that could have the effect of delaying or preventing a transaction or change in control of the REIT that might involve a premium price for the REIT’s shares or otherwise may not be in the best interests of the REIT’s shareholders.  REITs depend generally on their ability to generate cash flow to make distributions to shareholders, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time. In addition, the performance of a REIT or a real estate operating company may be affected by changes in the tax laws or by its failure to qualify for tax-free pass-through of income.

Illiquid Securities

Typically, each Fund may invest up to 15% of its net assets in illiquid securities, including (i) securities for which there is no readily available market; (ii) securities the disposition of which would be subject to legal restrictions (so called, “restricted securities”); and (iii) repurchase agreements having more than seven days to maturity.  A considerable period of time may elapse between a Fund’s decision to dispose of such securities and the time when the Fund is able to dispose of them, during which time the value of the securities could decline.

Restricted securities issued pursuant to Rule 144A under the Securities Act of 1933, as amended, that have a readily available market usually are not deemed illiquid for purposes of this limitation by the Funds.  Investing in Rule 144A securities, however, could result in increasing the level of the Fund’s illiquidity if qualified institutional buyers become, for a time, uninterested in purchasing these securities.

Investment Restrictions

The Trust (on behalf of the Funds) has adopted the following restrictions as fundamental policies, which may not be changed without the affirmative vote of the holders of a “majority of the Fund’s outstanding voting securities” as defined in the 1940 Act.  Under the 1940 Act, the “vote of the holders of a majority of the outstanding voting securities” means the vote of the holders of the lesser of (i) 67% of the shares of the Fund represented at a meeting at which the holders of more than 50% of its outstanding shares are represented or (ii) more than 50% of the outstanding shares of the Fund.

As a matter of fundamental policy, the Small Cap Value Fund is diversified.  Both the Real Estate and Small Cap Value Funds’ investment objectives are also fundamental.

In addition, the Real Estate Fund may not:

1.
Issue senior securities, borrow money or pledge its assets, except that (i) the Fund may borrow from banks in amounts not exceeding 30 percent of their total assets (including the amount borrowed); and (ii) this restriction shall not prohibit the Fund from engaging in options transactions or short sales;

2.	Act as underwriter (except to the extent the Fund may be deemed to be an underwriter in connection with the sale of securities in its investment portfolio);

3.
Purchase or sell commercial real estate unless acquired as a result of ownership of securities (although the Fund may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate);

4.
Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from engaging  in transactions involving currencies and futures contracts and options thereon or investing in securities or other instruments that are secured by physical commodities; or

5.	Make loans of money (except for purchases of debt securities consistent with the investment policies of the Fund and except for repurchase agreements).

The Small Cap Value Fund, a diversified fund, may not:

1.
Issue senior securities, borrow money or pledge its assets, except that (i) the Fund may borrow from banks in amounts not exceeding 33 1/3 percent of their total assets (including the amount borrowed); and (ii) this restriction shall not prohibit the Fund from engaging in options transactions or short sales;

2.	Act as underwriter (except to the extent the Fund may be deemed to be an underwriter in connection with the sale of securities in its investment portfolio);

3.
Purchase or sell commercial real estate unless acquired as a result of ownership of securities (although the Fund may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate);

4.
Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from engaging  in transactions involving currencies and futures contracts and options thereon or investing in securities or other instruments that are secured by physical commodities;

5.	Make loans of money (except for purchases of debt securities consistent with the investment policies of the Fund and except for repurchase agreements); or

6.	Invest more than 25% of its net assets, calculated at the time of purchase and taken at market value, in securities of issuers in any one industry (other than U.S. Government securities).

Both the Real Estate and Small Cap Value Funds observe the following restrictions as a matter of operating but not fundamental policy.  Except as noted below, the Funds may not:

1.	Make investments for the purpose of exercising control or management; or

2.
Make any change in its investment policies of investing at least 80% of its net assets under normal circumstances in the investments suggested by either Fund’s name without first providing the Fund’s shareholders with at least 60 days’ prior notice.

If a percentage or rating restriction on investment or use of assets set forth herein or in the Prospectus is adhered to at the time a transaction is effected, later changes in percentage resulting from any cause other than actions by the Funds will not be considered a violation.  If the value of each Fund’s holdings of illiquid securities at any time exceeds the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value or other reasons, the Trust’s Board will consider what actions, if any, are appropriate to maintain adequate liquidity.

MANAGEMENT

The overall management of the business and affairs of the Trust is vested with its Board.  The Board approves all significant agreements between the Trust and persons or companies furnishing services to it, including the agreements with the Advisor, Administrator, Fund Accountant, Custodian and Transfer Agent, each as defined below.  The day-to-day operations of the Trust are delegated to its officers, subject to the Funds’ investment objectives, strategies, and policies and to general supervision by the Board.

The Trustees and officers of the Trust, their ages, birth dates, positions with the Trust, term of office with the Trust and length of time served, business addresses, principal occupations during the past five years and other directorships held are listed in the table below.  Unless noted otherwise, each person has held the position listed for a minimum of five years.

Independent Trustees(1)
Name, Address and Age	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee(2)	Other Directorships Held

Michael D. LeRoy (age 61, dob 8/14/1947) 615 E. Michigan Street Milwaukee, WI 53202	Trustee	Indefinite term since December 2008.	President, Crown Capital Advisors, LLC (financial consulting firm) (2000 to present).	2	Director, Wedbush Bank.

Donald E. O’Connor (age 72, dob 6/18/1936) 615 E. Michigan Street Milwaukee, WI 53202	Trustee	Indefinite term since February 1997.	Retired; former Financial Consultant and former Executive Vice President and Chief Operating Officer of ICI Mutual Insurance Company (until January 1997).	2	Trustee, The Forward Funds (31 portfolios).

George J. Rebhan (age 74, dob 7/10/1934) 615 E. Michigan Street Milwaukee, WI 53202	Trustee	Indefinite term since May 2002.	Retired; formerly President, Hotchkis and Wiley Funds (mutual funds) (1985 to 1993).	2	Trustee, E*TRADE Funds (6 portfolios).

Name, Address and Age	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee(2)	Other Directorships Held

George T. Wofford (age 69, dob 10/8/1939) 615 E. Michigan Street Milwaukee, WI 53202	Trustee	Indefinite term since February 1997.	Retired; formerly Senior Vice President, Federal Home Loan Bank of San Francisco.	2	None.

Interested Trustee

Name, Address and Age	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee(2)	Other Directorships Held

Joe D. Redwine(3) (age 61, dob 7/9/1947) 615 E. Michigan Street Milwaukee, WI 53202	Interested Trustee	Indefinite term since September 2008.	President, CEO, U.S. Bancorp Fund Services, LLC since May 1991.	2	None.

Officers
Name, Address and Age	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
Joe D. Redwine (age 61, dob 7/9/1947) 615 E. Michigan Street Milwaukee, WI 53202	Chairman and Chief Executive Officer	Indefinite term since September 2007.	President, CEO, U.S. Bancorp Fund Services, LLC since May 1991.

Douglas G. Hess (age 41, dob 7/19/1967) 615 E. Michigan Street Milwaukee, WI 53202	President and Principal Executive Officer	Indefinite term since June 2003.	Vice President, Compliance and Administration, U.S. Bancorp Fund Services, LLC since March 1997.

Cheryl L. King (age 47, dob 8/27/1961) 615 E. Michigan Street Milwaukee, WI 53202	Treasurer and Principal Financial Officer	Indefinite term since December 2007.	Assistant Vice President, Compliance and Administration, U.S. Bancorp Fund Services, LLC since October 1998.

Robert M. Slotky (age 61, dob 6/17/1947) 2020 E. Financial Way Glendora, CA 91741	Vice President, Chief Compliance Officer, and AML Officer	Indefinite term since September 2004 and indefinite term since June 2007.	Senior Vice President, U.S. Bancorp Fund Services, LLC since July 2001; Senior Vice President, Investment Company Administration, LLC (May 1997 to July 2001).

Jeanine M. Bajczyk, Esq. (age 44, dob 4/16/1965) 615 E. Michigan Street Milwaukee, WI 53202	Secretary	Indefinite term since June 2007.
Vice President and Counsel, U.S. Bancorp Fund Services, LLC, since May 2006; Senior Counsel, Wells Fargo Funds Management, LLC, May 2005 to May 2006; Senior Counsel, Strong Financial Corporation, January 2002 to April 2005.

(1)	The Trustees of the Trust who are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).
(2)
The Trust is comprised of numerous portfolios managed by unaffiliated investment advisors.  The term “Fund Complex” applies only to the Funds.  The Funds do not hold themselves out as related to any other series within the Trust for investment purposes, nor do they share the same investment advisor with any other series.

(3)
Mr. Redwine is an “interested person” of the Trust as defined by the 1940 Act.  Mr. Redwine is an interested Trustee of the Trust by virtue of the fact that he is an interested person of Quasar Distributors, LLC who acts as principal underwriter to the series of the Trust.

Compensation

The Independent Trustees receive an annual trustee fee of $44,000 per year with no additional fee for special meetings.  The Trustees also receive reimbursement from the Trust for expenses incurred in connection with attendance at regular meetings.  This amount is allocated among each of the current series of the Trust.  The Trust has no pension or retirement plan.  No other entity affiliated with the Trust pays any compensation to the Trustees.

	Aggregate Compensation from the Real Estate Fund(1)	Aggregate Compensation from the Small Cap Value Fund(1)	Pension or Retirement Benefits Accrued as Part of Funds’ Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Funds and Fund Complex Paid to Trustees(2)
Name of Independent Trustees
Walter E. Auch(3)	$1,298	$1,349	None	None	$2,647
James Clayburn LaForce(3)	$1,298	$1,349	None	None	$2,647
Michael D. LeRoy(4)	$ 321	$ 334	None	None	$ 655
Donald E. O’Connor	$1,298	$1,349	None	None	$2,647
George J. Rebhan	$1,298	$1,349	None	None	$2,647
George T. Wofford	$1,298	$1,349	None	None	$2,647
Name of Interested Trustee
Joe D. Redwine(5)	None	None	None	None	None
(1)	For each Fund’s fiscal year ended December 31, 2008.
(2)
There are currently numerous series comprising the Trust.  The term “Fund Complex” refers only to the Funds and not to any other series of the Trust.  For the Funds’ fiscal year ended December 31, 2008, Independent Trustees’ fees for the Trust were $231,000.

(3)	Mr. Auch and Mr. LaForce retired from the Trust effective December 31, 2008.
(4)	Effective December 1, 2008, Michael D. LeRoy was elected by a vote of shareholders of the Trust to the position of Independent Trustee.
(5)	Effective September 1, 2008, Joe D. Redwine was elected by a vote of shareholders of the Trust to the position of Interested Trustee.

Board Committees

The Trust has four standing committees: the Audit Committee, the Qualified Legal Compliance Committee (the “QLCC”), the Nominating Committee, and the Valuation Committee.

The Audit Committee is comprised of all of the Independent Trustees.  It does not include any interested Trustees.  The Audit Committee typically meets once per year with respect to the various series of the Trust.  The function of the Audit Committee, with respect to each series of the Trust, is to review the scope and results of the audit and any matters bearing on the audit or either Fund’s financial statements and to ensure the integrity of each Fund’s pricing and financial reporting. During the fiscal year ended December 31, 2008, the Audit Committee met once with respect to the Funds.

The Audit Committee also serves as the QLCC for the Trust for the purpose of compliance with Rules 205.2(k) and 205.3(c) of the Code of Federal Regulations, regarding alternative reporting procedures for attorneys retained or employed by an issuer who appear and practice before the SEC on behalf of the issuer (the “issuer attorneys”).  An issuer attorney who becomes aware of evidence of a material violation by the Trust, or by any officer, director, employee, or agent of the Trust, may report evidence of such material violation to the QLCC as an alternative to the reporting requirements of Rule 205.3(b) (which requires reporting to the chief legal officer and potentially “up the ladder” to other entities).  The QLCC meets as needed.   During the fiscal year ended December 31, 2008, the QLCC did not meet with respect to the Funds.

The Nominating Committee is responsible for seeking and reviewing candidates for consideration as nominees for Trustees as is considered necessary from time to time and meets only as necessary.  During the fiscal year ended December 31, 2008, the Nominating Committee met once with respect to the Funds.  The Nominating Committee is currently comprised of Messrs. LeRoy, O’Connor, Rebhan and Wofford.

The Nominating Committee will consider nominees recommended by shareholders for vacancies on the Board.  Recommendations for consideration by the Nominating Committee should be sent to the President of the Trust in writing together with the appropriate biographical information concerning each such proposed Nominee, and such recommendation must comply with the notice provisions set forth in the Trust’s Amended and Restated By-Laws.  In general, to comply with such procedures, such nominations, together with all required biographical information, must be delivered to and received by the President of the Trust at the principal executive office of the Trust not later than 60 days prior to the shareholder meeting at which any such nominee would be voted on.

The Board has delegated day-to-day valuation issues to a Valuation Committee that is comprised of one or more Trustees and representatives from the Administrator’s staff.  The function of the Valuation Committee is to value securities held by any series of the Trust for which current and reliable market quotations are not readily available.  Such securities are valued at their respective fair values as determined in good faith by the Valuation Committee and the actions of the Valuation Committee are subsequently reviewed and ratified by the Board. The Valuation Committee meets as needed. During the fiscal year ended December 31, 2008, the Valuation Committee did not meet with respect to the Funds.

Trustee Ownership of Fund Shares and Other Interests

As of December 31, 2008, neither the Independent Trustees nor members of their immediate family own securities beneficially or of record in the Advisor, the Distributor, as defined below, or an affiliate of the Advisor or Distributor.  Accordingly, neither the Independent Trustees nor members of their immediate family, have direct or indirect interest, the value of which exceeds $120,000, in the Advisor, the Distributor or any of their affiliates.  In addition, during the two most recently completed calendar years, neither the Independent Trustees nor members of their immediate families have conducted any transactions (or series of transactions) in which the amount involved exceeds $120,000 and to which the Advisor, the Distributor or any affiliate thereof was a party.

The following table states the dollar range of equity securities of the Funds beneficially owned by the Trustees as of December 31, 2008:

Name of Trustee	Dollar Range of Equity Securities in the Real Estate Fund (None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, Over $100,000)	Dollar Range of Equity Securities in the Small Cap Value Fund (None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, Over $100,000)	Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by Trustee in Family of Investment Companies

Walter E. Auch, Independent Trustee(1)	None	None	None
James Clayburn LaForce, Independent Trustee(1)	None	None	None
Michael D. LeRoy, Independent Trustee(2)	None	None	None
Donald E. O’Connor, Independent Trustee	None	None	None
George J. Rebhan, Independent Trustee	None	None	None
Joe D. Redwine, Interested Trustee(3)	None	None	None
George T. Wofford, Independent Trustee	None	None	None
(1)	Mr. Auch and Mr. La Force retired from the Trust effective December 31, 2008.
(2)	Effective December 1, 2008, Michael D. LeRoy was elected by a vote of shareholders of the Trust to the position of Independent Trustee.
(3)	Effective September 1, 2008, Joe D. Redwine was elected by a vote of shareholders of the Trust to the position of Interested Trustee.

Control Persons, Principal Shareholders, and Management Ownership

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of a Fund.  A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control.  Shareholders with a controlling interest could affect the outcome of voting or the direction of management of a Fund.

As of March 31, 2009, the individuals and entities listed below were principal shareholders or control persons of the Funds.

Real Estate Fund

Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
Charles Schwab Co. 101 Montgomery Street San Francisco, CA 94104	Schwab Holdings Inc.	DE	100.00%	Record

Small Cap Value Fund

Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
Charles Schwab Co. 101 Montgomery Street San Francisco, CA 94104	Schwab Holdings Inc.	DE	100.00%	Record

Management Ownership Information. As of December 31, 2008, the Trustees and officers of the Trust, as a group, beneficially owned less than 1% of the outstanding shares of either Fund.

The Advisor

Phocas Financial Corporation, 980 Atlantic Avenue, Suite 106, Alameda, California 94501, acts as investment advisor to the Funds pursuant to an investment advisory agreement (the “Advisory Agreement”) between the Trust and the Advisor.  Mr. William Schaff, a portfolio manager for both Funds, is a control person of the Advisor due to his greater than 60% ownership of the Advisor.  Subject to such policies as the Board may determine, the Advisor is ultimately responsible for investment decisions for the Funds.  Pursuant to the terms of the Advisory Agreement, the Advisor provides the Funds with such investment advice and supervision, as it deems necessary for the proper supervision of the Fund’s investments.  The Advisor also continuously monitors and maintains the each Fund’s investment criteria and determines from time to time what securities may be purchased by each Fund.

After the initial two years, the Advisory Agreement will continue in effect from year to year only if such continuance is specifically approved at least annually by the Board or by vote of a majority of a Fund’s outstanding voting securities and by a majority of the Trustees who are not parties to the Advisory Agreement or interested persons of any such party, at a meeting called for the purpose of voting on such Advisory Agreement.  The Advisory Agreement is terminable without penalty by the Trust on behalf of the Funds on not more than 60 days’ written notice to the Advisor when authorized either by a majority vote of a Fund’s shareholders or by a vote of a majority of the Board, or by the Advisor on 60 days’ written notice to the Trust, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act).  The Advisory Agreement provides that the Advisor under such agreement shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of portfolio transactions for the Funds, except for willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder.

As compensation for its services, each Fund pays the Advisor a management fee at the rate specified in the Prospectus.  In addition to the fees payable to the Advisor, each Fund is responsible for its own operating expenses, including: fees and expenses incurred in connection with the issuance, registration and transfer of its shares; brokerage and commission expenses; all expenses of transfer, receipt, safekeeping, servicing and accounting for the cash, securities and other property of the Trust for the benefit of the Fund including all fees and expenses of its custodian, shareholder services agent and accounting services agent; interest charges on any borrowings; costs and expenses of pricing and calculating its daily NAV per share and of maintaining its books of account required under the 1940 Act; taxes, if any; a pro rata portion of expenditures in connection with meetings of the Fund’s shareholders and the Board that are properly payable by the Fund; salaries and expenses of officers and fees and expenses of members of the Board or members of any advisory board or committee who are not members of, affiliated with or interested persons of the Advisor or Administrator; insurance premiums on property or personnel of the Fund which inure to its benefit, including liability and fidelity bond insurance; the cost of preparing and printing reports, proxy statements, prospectuses and the statement of additional information of the Fund or other communications for distribution to existing shareholders; legal, auditing and accounting fees; trade association membership dues (including membership dues in the Investment Company Institute allocable to the Fund); fees and expenses (including legal fees) of registering and maintaining registration of its shares for sale under federal and applicable state and foreign securities laws; all expenses of maintaining and servicing shareholder accounts, including all charges for transfer, shareholder record keeping, dividend disbursing, redemption, and other agents for the benefit of the Fund, if any; and all other charges and costs of its operation plus any extraordinary and non-recurring expenses, except as otherwise prescribed in the Advisory Agreement.

Though each Fund is responsible for its own operating expenses, the Advisor has contractually agreed to waive a portion or all of its management fees and/or to pay Fund expenses to the extent necessary to limit the Funds’ aggregate annual operating expenses (excluding acquired fund fees and expenses, interest, taxes and extraordinary expenses) to the limit set forth in the expense table in the Prospectus (the “Expense Caps”).  Any such waivers made by the Advisor in its management fees or payment of Fund expenses are subject to recoupment by the Advisor from the Funds, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Funds toward the operating expenses for such fiscal year (taking into account the recoupment) does not exceed the Expense Caps.  The Advisor is permitted to recoup only for management fee waivers and expense payments made in the previous three fiscal years.  Any such recoupment is also contingent upon the Board’s subsequent review and ratification of the recouped amounts.  Such recoupment may not be paid prior to a Fund’s payment of current ordinary operating expenses.  Any application or waiver of management or payment of a Fund’s expenses by the Advisor will be applied or credited to all shareholders of such Fund on a pro rata basis.

For the fiscal periods indicated below, the Funds paid the following management fees to the Advisor:

Real Estate Fund
December 31,	Management Fees Accrued	Management Fees Waived by Advisor	Net Management Fees Paid to Advisor
2008	$ 23,993	$ 23,993	$ 0
2007	24,197	24,197	0
2006*	2,125	2,125	0
*	The Real Estate Fund commenced operations on September 29, 2006. Figures represent period from September 29, 2006 through December 31, 2006.

Small Cap Value Fund
December 31,	Management Fees Incurred	Management Fees Waived	Net Management Fees Paid to Advisor
2008	$ 158,501	$ 112,439	$ 46,062
2007	70,983	70,983	0
2006*	2,204	2,204	0
*	The Small Cap Value Fund commenced operations on September 29, 2006. Figures represent period from September 29, 2006 through December 31, 2006.

Portfolio Managers

William Schaff, James Murray and Steve Block are the portfolio managers who are responsible for the day-to-day management of the Funds.   William Schaff is the lead portfolio manager and James Murray is a portfolio manager of the Phocas Real Estate Fund, and William Schaff is the lead portfolio manager and Steve Block is a portfolio manager of the Phocas Small Cap Value Fund.  The following table shows the number of other accounts managed by the Funds’ portfolio managers and the total assets in the accounts managed within various categories.

Portfolio Manager	Registered Investment Companies (excluding the Funds)		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
James Murray, CFA	0	$0.00	0	$0.00	47	$163 million
William Schaff, CFA	1	$105.5 million	0	$0.00	178	$216 million
Steve Block, CFA	1	$105.5 million	0	$0.00	178	$216 million

Other Accounts That Pay Performance-Based Advisory Fees Managed by Portfolio Managers

Portfolio Manager	Registered Investment Companies (excluding the Funds)		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
James Murray, CFA	0	$0.00	0	$0.00	0	$0.00
William Schaff, CFA	0	$0.00	0	$0.00	1	$36 million
Steve Block, CFA	0	$0.00	0	$0.00	1	$36 million

Material Conflicts of Interest.  The portfolio managers who have day-to-day management responsibilities with respect to other accounts may be presented with potential or actual conflicts of interest.

The management of other accounts may result in a portfolio manager devoting unequal time and attention to the management of the Funds and/or other accounts.  In approving the Advisory Agreement, the Board was satisfied that the portfolio managers would be able to devote sufficient attention to the management of the Funds, and that the Advisor seeks to manage such competing interests for the time and attention of the portfolio managers.

With respect to securities transactions for the Funds, the Advisor determines which broker to use to execute each transaction consistent with its duty to seek best execution of the transaction.  If the Advisor believes that the purchase or sale of a security is in the best interest of more than one of its clients, it may aggregate the securities to be purchased or sold to obtain favorable execution and/or lower brokerage commissions. The Advisor will allocate securities so purchased or sold in the manner that it considers being equitable and consistent with its fiduciary obligations to its clients.

The Advisor does not anticipate any conflicts of interest between management of the Funds and other funds and accounts managed by the firm. The Advisor’s brokerage and trading policies ensure that no conflicts arise between transactions involving the Fund and those involving separately managed accounts.

Compensation.  The portfolio managers are compensated with a salary and periodic bonuses.  The portfolio manager’s bonuses depend on the profitability of the Advisor and the Fund’s pre-tax performance as measured against the NAREIT Equity Index (for the Real Estate Fund) and the Russell 2000® Value Index ( for the Small Cap Value Fund) over one-year, three-year and five-year periods.  Compensation is not based on the asset size of either Fund. The portfolio managers participate in a company-sponsored retirement plan and receive standard benefits commensurate with the other employees of the firm.  Portfolio managers do not receive deferred compensation.

Securities Owned in the Funds by Portfolio Managers.  As of December 31, 2008, the portfolio managers owned the following securities in the Funds:

Name of Portfolio Manager	Dollar Range of Equity Securities in the Real Estate Fund (None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, $100,001 - $500,000, $500,001 to $1,000,000, Over $1,000,000)	Dollar Range of Equity Securities in the Small Cap Value Fund (None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, $100,001 - $500,000, $500,001 to $1,000,000, Over $1,000,000)
James Murray, CFA	$10,001 - $50,000	$10,001 - $50,000
William Schaff, CFA	$100,001 - $500,000	$100,001 - $500,000
Steve Block, CFA	$10,001 - $50,000	$10,001 - $50,000

Service Providers

Fund Administrator

Pursuant to a Fund Administration Servicing Agreement (the “Administration Agreement”), U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202, (the “Administrator” or “USBFS”) acts as administrator for the Funds.  The Administrator provides certain administrative services to the Funds, including, among other responsibilities, coordinating the negotiation of contracts and fees with, and the monitoring of performance and billing of, the Funds’ independent contractors and agents; preparation for signature by an officer of the Trust of all documents required to be filed for compliance by the Trust and the Funds with applicable laws and regulations excluding those of the securities laws of various states; arranging for the computation of performance data, including NAV and yield; responding to shareholder inquiries; and arranging for the maintenance of books and records of the Funds, from time to time, monitoring the Funds’ compliance with the Funds’ investment objectives and restrictions, and providing, at its own expense, office facilities, equipment and personnel necessary to carry out its duties.  In this capacity, the Administrator does not have any responsibility or authority for the management of the Funds, the determination of investment policy, or for any matter pertaining to the distribution of Fund shares.  Additionally, the Administrator provides Chief Compliance Officer services to the Trust under a separate agreement.  The cost for the Chief Compliance Officer services is allocated to the Funds by the Board.

The Administration Agreement is terminable without penalty by the Trust on behalf of the Funds or by the Administrator on 60 days’ written notice (as defined in the 1940 Act).  The Administration Agreement also provides that neither the Administrator nor its personnel shall be liable for any error of judgment or mistake of law or for any act or omission in the administration of the Funds, except for willful misfeasance, bad faith or gross negligence in the performance of its or their duties or by reason of reckless disregard of its or their obligations and duties under the Administration Agreement.

For the fiscal periods ended December 31, 2006 through December 31, 2008, the Funds paid the following to USBFS:

Administration Fees Paid

	Fiscal Periods Ended December 31,
	2008	2007	2006*
Real Estate Fund	$30,641	$29,999	$7,562
Small Cap Value Fund	$30,639	$29,999	$7,562
*	The Funds commenced operations on September 29, 2006. Figures represent period from September 29, 2006 through December 31, 2006.

Custodian and Transfer Agent

Pursuant to a custodian agreement between the Trust and U.S. Bank National Association, 1555 North River Center Drive, Suite 302, Milwaukee, Wisconsin 53212 (the “Custodian”), the Custodian acts as custodian of the assets of the Funds, holds the Funds’ portfolio securities in safekeeping, and keeps all necessary records and documents relating to its duties. The Custodian is compensated with an asset-based fee plus transaction fees and is reimbursed for out-of-pocket expenses. The Custodian and its affiliates may participate in revenue sharing arrangements with service providers of mutual funds in which the Funds may invest.

USBFS also serves as the Funds’ accountant, transfer agent (“Transfer Agent”) and dividend disbursing agent under separate agreements with the Trust.

The Administrator, Custodian, Transfer Agent and Distributor (see below) are affiliated entities under the common control of U.S. Bancorp.

Independent Registered Public Accounting Firm and Legal Counsel

Tait, Weller & Baker LLP, 1818 Market Street, Philadelphia, Pennsylvania 19103, is the independent registered public accounting firm for the Funds whose services include auditing the Funds’ financial statements and the performance of related tax services.

Paul, Hastings, Janofsky & Walker LLP (“Paul Hastings”), 75 East 55th Street, New York, New York, 10022-3205, is counsel to the Funds and provides counsel on legal matters relating to the Funds. Paul Hastings also serves as legal counsel to the Board.

Distribution Agreement

The Trust has entered into a Distribution Agreement (the  “Distribution Agreement”) with Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202 (the “Distributor”), pursuant to which the Distributor acts as each Fund’s distributor, provides certain administration services and promotes and arranges for the sale of Fund shares.  The offering of each Fund’s shares is continuous.  The Distributor is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

The Distribution Agreement has an initial term of up to two years and will continue in effect only if such continuance is specifically approved at least annually by the Board or by vote of a majority of the Funds’ outstanding voting securities and, in either case, by a majority of the Trustees who are not parties to the Distribution Agreement or “interested persons” (as defined in the 1940 Act) of any such party.  The Distribution Agreement is terminable without penalty by the Trust on behalf of either Fund on 60 days’ written notice when authorized either by a majority vote of a Fund’s shareholders or by vote of a majority of the Board, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust, or by the Distributor on 60 days’ written notice, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act).

Distribution Plan

The Funds have adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act under which the Funds pay the Distributor an amount which is accrued daily and paid quarterly, at an annual rate of up to 0.25% of the average daily net assets of each Fund.  However, effective October 1, 2007, no Rule 12b-1 fees will be charged against the Small Cap Value Fund’s assets.  This reduction remains in effect until a reinstatement of the Rule 12b-1 fee for the Small Cap Value Fund is specifically approved by the Board.

Amounts paid under the Plan, by the Funds, are paid to the Distributor to reimburse it for costs of the services it provides and the expenses it bears in the distribution of the Funds’ shares, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of the Funds’ shares to prospective investors; and preparation, printing and distribution of sales literature and advertising materials.  In addition, payments to the Distributor under the Plan reimburse the Distributor for payments it makes to selected dealers and administrators which have entered into Service Agreements with the Distributor of periodic fees for services provided to shareholders of the Funds.  The services provided by selected dealers pursuant to the Plan are primarily designed to promote the sale of shares of the Funds and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Funds in servicing such shareholders.  The services provided by the administrators pursuant to the Plan are designed to provide support services to the Funds and include establishing and maintaining shareholders’ accounts and records, processing purchase and redemption transactions, answering routine client inquiries regarding the Funds and providing other services to the Funds as may be required.

Under the Plan, the Trustees will be furnished quarterly with information detailing the amount of expenses paid under the Plan and the purposes for which payments were made.  The Plan may be terminated at any time by vote of a majority of the Trustees of the Trust who are not interested persons.  Continuation of the Plan is considered by such Trustees no less frequently than annually.  With the exception of the Distributor in its capacity as the Funds’ principal underwriter, no interested person has or had a direct or indirect financial interest in the Plan or any related agreement.

While there is no assurance that the expenditures of Fund assets to finance distribution of shares will have the anticipated results, the Board believes there is a reasonable likelihood that one or more of such benefits will result, and because the Board is in a position to monitor the distribution expenses, it is able to determine the benefit of such expenditures in deciding whether to continue the Plan.

For the fiscal year ended December 31, 2008, distribution-related expenditures under the Rule 12b-1 Plan primarily intended to result in the sale of the Real Estate Fund’s shares that were made by the Fund totaled $7,998.    The following table shows the dollar amounts by category allocated to the Real Estate Fund for distribution-related expenses:

Real Estate Fund
Actual Rule 12b-1 Expenditures Paid by the Fund During the Fiscal Year Ended December 31, 2008
Total Dollars Allocated
Advertising/Marketing	$0
Printing/Postage	$2
Payment to distributor	$3,300
Payment to dealers	$4,698
Compensation to sales personnel	$0
Interest, carrying, or other financing charges	$0
Other	$0
Total	$7,998

PORTFOLIO TRANSACTIONS AND BROKERAGE

Pursuant to the Advisory Agreement, the Advisor determines which securities are to be purchased and sold by each Fund and which broker-dealers are eligible to execute each Fund’s portfolio transactions.  The purchases and sales of securities in the over-the-counter market will generally be executed by using a broker for the transaction.

Purchases of portfolio securities for each Fund also may be made directly from issuers or from underwriters.  Where possible, purchase and sale transactions will be effected through dealers (including banks) that specialize in the types of securities which the Funds will be holding, unless better executions are available elsewhere.  Dealers and underwriters usually act as principal for their own accounts.  Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price. If the execution and price offered by more than one dealer or underwriter are comparable, the order may be allocated to a dealer or underwriter that has provided research or other services as discussed below.

In placing portfolio transactions, the Advisor will seek best execution. The full range and quality of services available will be considered in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm’s risk in positioning a block of securities, and other factors.  The Advisor considers such information, which is in addition to and not in lieu of the services required to be performed by them under their Agreement with the Funds, to be useful in varying degrees, but of indeterminable value. Portfolio transactions may be placed with broker-dealers who sell shares of the Funds subject to rules adopted by FINRA.

While it is the Advisor’s general policy to seek best execution first to obtain the most favorable price and execution available, in selecting a broker-dealer to execute portfolio transactions for the Funds  when it is determined that more than one broker-dealer can deliver best execution, weight is also given to the ability of a broker-dealer to furnish brokerage and research services as it is defined in Section 28(e) of the Securities Exchange Act of 1934, as amended, to the Funds  or to the Advisor, even if the specific services are not directly useful to the Funds and may be useful to the Advisor in advising other clients.  In negotiating commissions with a broker or evaluating the spread to be paid to a dealer, the Funds may therefore pay a higher commission or spread than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission or spread has been determined in good faith by the Advisor to be reasonable in relation to the value of the brokerage and/or research services provided by such broker-dealer.  The standard of reasonableness is to be measured in light of the Advisor’s overall responsibilities to the Funds.

Investment decisions for each Fund are made independently from those of other client accounts that may be managed or advised by the Advisor.  Nevertheless, it is possible that at times identical securities will be acceptable for both the Funds and one or more of such client accounts.  In such event, the position of each Fund and such client accounts in the same issuer may vary and the length of time that each may choose to hold its investment in the same issuer may likewise vary.  To the extent any of these client accounts seeks to acquire the same security as the Funds at the same time, however, the Funds may not be able to acquire as large a portion of such security as they desire, or they may have to pay a higher price or obtain a lower yield for such security.  Similarly, the Funds may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time.  If one or more of such client accounts simultaneously purchases or sells the same security that a Fund is purchasing or selling, each day’s transactions in such security will be allocated between the Fund and all such client accounts in a manner deemed equitable by the Advisor, taking into account the respective sizes of the accounts and the amount being purchased or sold.  It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as the Funds are concerned.  In other cases, however, it is believed that the ability of the Funds to participate in volume transactions may produce better executions for the Funds.

The Funds do not effect securities transactions through brokers in accordance with any formula, nor do they effect securities transactions through brokers for selling shares of the Funds. As stated above, however, broker-dealers who execute brokerage transactions may effect purchases of shares of the Funds for their customers.

During the fiscal periods indicated below, the Funds paid the following amounts in brokerage commissions.

	Fiscal Periods Ended December 31
	2008	2007	2006*
Real Estate Fund	$3,138	$4,386	$260
Small Cap Value Fund**	$12,984	$26,632	$493
*	The Funds commenced operations on September 29, 2006. Figures represent period from September 29, 2006 through December 31, 2006.
**	The Small Cap Value Fund experienced a large increase in brokerage activity due to an increase in market value in September 2007.

REVENUE SHARING ARRANGEMENT

The Advisor, out of its own resources and not out of Fund assets (i.e., without additional cost to the Funds or their shareholders), may provide additional cash payments or non-cash compensation to some, but not all, brokers and other financial intermediaries who sell shares of the Funds.  Such payments and compensation are in addition to the Rule 12b-1 fees and service fees paid by the Funds to such brokers and other financial intermediaries.  These arrangements are sometimes referred to as “revenue sharing” arrangements.  Revenue sharing arrangements are not directly financed by the Funds, and thus, do not result in increased Fund expenses.  They are not reflected in the fees and expenses listed in the fees and expenses section of the Prospectus.  The Advisor had a revenue sharing arrangement with Northern Lights Distributors, LLC, a FINRA member firm, as of the date of this Prospectus.

PORTFOLIO TURNOVER

Although the Funds generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Advisor, investment considerations warrant such action.  Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year.  A 100% turnover rate would occur if all the securities in a Fund’s portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year. A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs and may result in a greater number of taxable transactions at higher ordinary income tax rates.

For the fiscal periods indicated below, the Funds’ portfolio turnover rates were as follows:

	For Fiscal Years Ended December 31,
	2008	2007
Real Estate Fund	98.56%	24.81%
Small Cap Value Fund	33.89%	147.75%

The portfolio turnover rate in the Real Estate Fund was excessive in 2008 as the Advisor moved the Real Estate Fund from one trading platform to another causing nearly 100% portfolio turnover.

The high portfolio turnover rate in the Small Cap Value Fund in 2007 was due to the large increase in market value in September compared to average monthly assets.

PROXY VOTING POLICY

The Board has adopted Proxy Voting Policies and Procedures (the “Proxy Policies”) on behalf of the Trust which delegate the responsibility for voting proxies to the Advisor, subject to the Board’s continuing oversight. The Proxy Policies require that the Advisor vote proxies received in a manner consistent with the best interests of the Funds and their shareholders.  The Proxy Policies also require the Advisor to present to the Board, at least annually, the Advisor’s Proxy Voting Policies and Procedures and a record of each proxy voted by the Advisor on behalf of a Fund, including a report on the resolution of all proxies identified by the Advisor as involving a conflict of interest.

The Advisor has adopted the Institutional Shareholder Services (ISS) Proxy Voting Policy.  Accordingly, all proxies shall be submitted to ISS directly from the custodian and available for review and vote by the Advisor’s personnel.  The Advisor will generally vote in line with ISS recommendations, but reserves the right to go against the recommendation if management deems it is in the best interest of the shareholders.

Responsibility. The responsibility for administering and overseeing the proxy voting process lies with the Chief Compliance Officer (“CCO”) and President of the Advisor.

Conflict of Interest. The Advisor’s proxy voting policies and procedures are designed to ensure that proxies are properly voted and any material conflicts are resolved in the best interest of a Fund.  If the Advisor detects a conflict of interest, it will, at its expense, engage the services of an outside proxy voting service or consultant who will provide an independent recommendation on the direction in which the Advisor should vote on the proposal.  The proxy voting service’s or consultant’s determination will be binding on the Advisor.

Review. The Advisor’s CCO or designee will review the Advisor’s Proxy Policies and update them as necessary.

Proxy Voting Guidelines on Specific Issues.  Each vote is ultimately cast on a case-by-case basis, taking into consideration the contractual obligations under the Advisory Agreement or comparable document, and other relevant facts and circumstances at the time of the vote.

The Trust is required to annually file Form N-PX, which lists the Funds’ complete proxy voting records for the 12-month period ending June 30.  The Funds’ proxy voting records are available without charge, upon request, by calling toll-free 1-866-PHOCAS1 (746-2271) and on the SEC’s website at www.sec.gov.

ANTI-MONEY LAUNDERING PROGRAM

The Trust has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”).  In order to ensure compliance with this law, the Trust’s Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.

Procedures to implement the Program include, but are not limited to, determining that the Funds’ Distributor and Transfer Agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity, checking shareholder names against designated government lists, including Office of Foreign Asset Control (“OFAC”), and a complete and thorough review of all new opening account applications.  The Trust will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

PORTFOLIO HOLDINGS INFORMATION

The Advisor and the Funds maintain portfolio holdings disclosure policies (the “Disclosure Policies”) that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. These Disclosure Policies have been approved by the Board. Disclosure of the Funds’ complete holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q. These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov.

A complete listing of each Fund’s portfolio holdings are made available to the public at the end of each calendar quarter with a lag of up to ten business days by calling 1-866-PHOCAS1 (746-2271).  From time to time, the Advisor may select additional portfolio characteristics for distribution to the public with such frequencies and lag times as the Advisor determines to be in the best interests of shareholders.

Pursuant to the Disclosure Policies, information about the Funds’ portfolio holdings is not distributed to any person unless:

•	The disclosure is required pursuant to a regulatory request, court order or is legally required in the context of other legal proceedings;
•
The disclosure is made to a mutual fund rating and/or ranking organization, or person performing similar functions, who is subject to a duty of confidentiality, including a duty not to trade on any non-public information;

•
The disclosure is made to internal parties involved in the investment process, administration, operation or custody of a Fund, including, but not limited to USBFS and the Board, attorneys, auditors or accountants;

•	The disclosure is made: (a) in connection with a quarterly, semi-annual or annual report that is available to the public; or (b) relates to information that is otherwise available to the public; or
•	The disclosure is made with the approval of either the Trust’s Chief Compliance Officer (“CCO”) or his or her designee.

Certain of the persons listed above receive information about the Funds’ portfolio holdings on an ongoing basis.  The Funds believe that these third parties have legitimate objectives in requesting such portfolio holdings information and operate in the best interest of the Funds’ shareholders. These persons are:

•	A mutual fund rating and/or ranking organization, or person performing similar functions, who is subject to a duty of confidentiality, including a duty not to trade on any non-public information;

•
Rating and/or ranking organizations, specifically: Lipper; Morningstar; S&P; Bloomberg; Vickers-Stock Research Corporation; Thomson Financial; and Capital-Bridge, all of which currently receive such information between the seventh and tenth business day of the month following the end of a calendar quarter; and

•
Internal parties involved in the investment process, administration, operation or custody of the Funds, specifically: USBFS; the Board; and the Trust’s attorneys and accountants (currently, Paul Hastings and Tait, Weller & Baker LLP, respectively), all of which typically receive such information after it is generated.

Any disclosures to additional parties not described above are made with the prior written approval of either the Trust’s CCO or his or her designee, pursuant to the Disclosure Policies.

The Board exercises continuing oversight of the disclosure of either Fund’s portfolio holdings by (1) overseeing the implementation and enforcement of the Disclosure Policies, Codes of Ethics and other relevant policies of the Funds and their service providers by the Trust’s CCO, (2) by considering reports and recommendations by the Trust’s CCO concerning any material compliance matters (as defined in Rule 38a-1 under the 1940 Act), and (3) by considering to approve any amendment to these Disclosure Policies.  The Board reserves the right to amend the Disclosure Policies at any time without prior notice in their sole discretion.

Neither the Advisor nor the Funds may receive compensation in connection with the disclosure of information about either Fund’s portfolio securities.  In the event of a conflict between the interests of either Fund and the interests of the Advisor or an affiliated person of the Advisor, the Advisor’s CCO, in consultation with the Trust’s CCO, shall make a determination in the best interest of the Fund, and shall report such determination to the Advisor’s Board of Directors and to the Fund’s Board at the end of the quarter in which such determination was made.  Any employee of the Advisor who suspects a breach of this obligation must report the matter immediately to the Advisor’s CCO or to his or her supervisor.

In addition, material non-public holdings information may be provided without lag as part of the normal investment activities of a Fund to each of the following entities which, by explicit agreement by virtue of their respective duties to a Fund, are required to maintain the confidentiality of the information disclosed:  Fund Administrator, Fund Accountant, Custodian, Transfer Agent, auditors, counsel to the Funds or the Trustees, broker-dealers (in connection with the purchase or sale of securities or requests for price quotations or bids on one or more securities), and regulatory authorities.  Portfolio holdings information not publicly available with the SEC or through the Funds’ website may only be provided to additional third parties, in accordance with the Disclosure Policies, when a Fund has a legitimate business purpose and the third party recipient is subject to a confidentiality agreement.

In no event shall the Advisor, its affiliates or employees, or the Funds receive any direct or indirect compensation in connection with the disclosure of information about the Funds’ portfolio holdings.

There can be no assurance that the Disclosure Policies and these procedures will protect the Funds from potential misuse of that information by individuals or entities to which it is disclosed.

DETERMINATION OF NET ASSET VALUE

The NAV of the Funds’ shares will fluctuate and is determined as of the close of trading on the New York Stock Exchange (the “NYSE”) (generally, 4:00 p.m. Eastern time) each business day. The NYSE annually announces the days on which it will not be open for trading. The most recent announcement indicates that it will not be open for the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday/Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The NYSE, however, may close on days not included in that announcement.

The NAV per share is computed by dividing the value of the securities held by a Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of shares in a Fund outstanding at such time.

Generally, the Funds’ investments are valued at market value or, in the absence of a market value, at fair value as determined in good faith by the Advisor and the Trust’s Valuation Committee pursuant to procedures approved by or under the direction of the Board.  Pursuant to those procedures, the Board considers, among other things: (1) the last sale price on the securities exchange, if any, on which a security is primarily traded; (2) the mean between the bid and asked prices; (3) price quotations from an approved pricing service, and (4) other factors as necessary to determine a fair value under certain circumstances.

The Funds’ securities which are traded on securities exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any reported sales, at the mean between the last available bid and asked price.

Securities that are traded on more than one exchange are valued on the exchange determined by the Advisor to be the primary market. Securities primarily traded in the National Association of Securities Dealers Automated Quotation (“Nasdaq”) Global Market System for which market quotations are readily available shall be valued using the Nasdaq Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter (“OTC”) securities which are not traded in the Nasdaq Global Market System shall be valued at the most recent trade price.

Short-term debt obligations with remaining maturities in excess of 60 days are valued at current market prices, as discussed above.  Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to a Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.

All other assets of the Funds are valued in such manner as the Board in good faith deems appropriate to reflect their fair value.

PURCHASE AND REDEMPTION OF FUND SHARES

Detailed information on the purchase and redemption of shares is included in the Prospectus. Shares of the Funds are sold without a sales charge at the next price calculated after receipt of an order for purchase.  In order to purchase shares of the Funds, you must invest the initial minimum investment for the relevant class of shares.  The Funds, however, reserve the right, in their sole discretion, to waive the minimum initial investment amount for certain investors, or to waive or reduce the minimum initial investment for 401(k)s or other tax-deferred retirement plans.  You may purchase shares on any day that the NYSE is open for business by placing orders with the Funds.

The Funds reserve the right to refuse any purchase requests, particularly those that would not be in the best interests of the Funds or their shareholders and could adversely affect the Funds or their operations. This includes those from any individual or group who, in the Funds’ view, is likely to engage in or has a history of excessive trading (usually defined as more than four transactions out of the Funds within a calendar year).  Furthermore, the Funds may suspend the right to redeem their shares or postpone the date of payment upon redemption for more than three business days (i) for any period during which the NYSE is closed (other than customary weekend or holiday closings) or trading on the NYSE is restricted;  (ii) for any period during which an emergency exists as a result of which disposal by the Funds of securities owned by them is not reasonably practicable or it is not reasonably practicable for the Funds fairly to determine the value of their net assets; or (iii) for such other periods as the SEC may permit for the protection of the Funds’ shareholders.

In-Kind Purchases

Payment for shares of the Funds may, in the discretion of the Trust, be made in the form of securities that are permissible investments for the Funds as described in the Prospectus.  For further information about this form of payment, contact the Transfer Agent.  In connection with an in-kind securities payment, the Funds will require, among other things, that the securities be valued on the day of purchase in accordance with the pricing methods used by the Funds and that the Funds receive satisfactory assurances that they will have good and marketable title to the securities received by them; that the securities be in proper form for transfer to the Funds; and that adequate information be provided concerning the basis and other tax matters relating to the securities.

Redemptions-in-Kind.  The Funds do not intend to redeem shares in any form except cash.  The Trust, however, has filed a notice of election under Rule 18f-1 of the 1940 Act that allows the Funds to redeem in-kind redemption requests of a certain amount.  Specifically, if the amount you are redeeming is over the lesser of $250,000 or 1% of a Fund’s net assets, each Fund has the right to redeem your shares by giving you the amount that exceeds $250,000 or 1% of a Fund’s net assets in securities instead of cash.  The securities distributed in-kind would be readily marketable and would be valued for this purpose using the same method employed in calculating each Fund’s NAV.  If a shareholder receives redemption proceeds in-kind, the shareholder should expect to incur transaction costs upon the disposition of the securities received in the redemption.

TAX MATTERS

Each series of the Trust is treated as a separate entity for federal income tax purposes.  The Funds, as series of the Trust, each elected to qualify and intend to continue to qualify to be treated as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), provided they comply with all applicable requirements regarding the source of their income, diversification of their assets and amount and timing of distributions.  The Funds’ policy is to distribute to their shareholders all of their investment company taxable income and any net realized long-term capital gains for each fiscal year in a manner that complies with the distribution requirements of the Code, so that the Funds will not be subject to any federal income or excise taxes.  If a Fund does not qualify as a regulated investment company, it may be taxed as a corporation.

In order to qualify as a regulated investment company, each Fund must, among other things, derive at least 90% of its gross income each year from dividends, interest, payments with respect to loans of stock and securities, gains from the sale or other disposition of stock or securities or foreign currency gains related to investments in stock or securities, or other income (generally including gains from options, futures or forward contracts) derived with respect to the business of investing in stock, securities or currency, and net income derived from an interest in a qualified publicly traded partnership.  Each Fund must also satisfy the following two asset diversification tests.  At the end of each quarter of each taxable year, (i) at least 50% of the value of each Fund’s total assets must be represented by cash and cash items (including receivables), U.S. Government securities, the securities of other regulated investment companies, and other securities, with such other securities being limited in respect of any one issuer to an amount not greater than 5% of the value of such Fund’s total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of each Fund’s total assets may be invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies), the securities of any two or more issuers (other than the securities of other regulated investment companies) that such Fund controls (by owning 20% or more of their outstanding voting securities) and that are determined to be engaged in the same or similar trades or businesses or related trades or businesses (which may include REITs), or the securities of one or more qualified publicly traded partnerships.  Each Fund must also distribute each taxable year sufficient dividends to its shareholders to claim a dividends paid deduction equal to at least the sum of 90% of such Fund’s investment company taxable income (which generally includes dividends, interest, and the excess of net short-term capital gain over net long-term capital loss) and 90% of such Fund’s net tax-exempt interest, if any.

In addition to the taxable year 90% distribution requirement described in the previous paragraph, and in order to avoid the imposition of a non-deductible 4% excise tax, each Fund must distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of its ordinary income for such year, (ii) at least 98% of the excess of its realized capital gains over its realized capital losses for the 12-month period ending on October 31 during such year, and (iii) any amounts from prior years that were not distributed and on which no federal income tax was paid.  The Funds intend to declare and pay dividends and other distributions, as stated in the Prospectus.

Net investment income generally consists of interest and dividend income, less expenses.  Net realized capital gains for a fiscal period are computed by taking into account any capital loss carryforward of a Fund.

As of December 31, 2008, certain Funds had tax capital losses which may be carried over to offset future gains.  Such losses expire as follows:

Capital losses expiring in:
2016
Real Estate Fund	$822,776
Small Cap Value Fund	$1,720,425

At December 31, 2008, the Real Estate Fund and the Small Cap Value Fund deferred, on a tax basis, post-October losses of $109,333 and $1,054,735, respectively.

Distributions of net investment income and net short-term capital gains are taxable to shareholders as ordinary income.  For individual shareholders, a portion of the distributions paid by a Fund may be qualified dividend income currently eligible for taxation at long-term capital gain rates to the extent derived from domestic or certain foreign corporations, and provided that a Fund designates the amount distributed as a qualifying dividend.  In the case of corporate shareholders, a portion of the distributions may qualify for the intercorporate dividends-received deduction to the extent derived from domestic corporations, and provided that a Fund designates the amount distributed as a qualifying dividend.  The aggregate amount so designated to either individual or corporate shareholders cannot, however, exceed the aggregate amount of qualifying dividends received by a Fund for its taxable year.  In view of each Fund’s investment policies, it is expected that dividends from domestic corporations will be part of each Fund’s gross income and that, accordingly, part of the distributions by each Fund may be eligible for qualified dividend income treatment for individual shareholders, or for the dividends-received deduction for corporate shareholders.  The portion of each Fund’s gross income attributable to qualifying dividends, however, is largely dependent on the Fund’s investment activities for a particular year and therefore cannot be predicted with any certainty.  In addition, distributions from REIT securities are only allowed to be treated as qualified dividend income for individual shareholders to the extent that the REIT so designates that amount to the Funds.   Such distributions may not be treated as qualifying dividend income if the Fund shares held by an individual investor are held for less than 61 days.  Distributions from REIT securities do not qualify for the dividends-received deduction available to corporate shareholders.   Further, the dividends-received deduction may be reduced or eliminated if Fund shares held by a corporate investor are treated as debt-financed or are held for less than 46 days.

Any long-term capital gain distributions are taxable to shareholders as long-term capital gains regardless of the length of time shares have been held by such shareholders.  Capital gains distributions are not eligible for qualified dividend income treatment or the dividends-received deduction referred to in the previous paragraph.  Distributions of any net investment income and net realized capital gains will be taxable as described above, whether received in shares or in cash.  Shareholders who choose to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the NAV of a share on the reinvestment date.  Distributions are generally taxable when received.   Distributions declared in October, November or December to shareholders of record on a date in such a month and paid the following January, however, are taxable as if received on December 31.  Distributions are includable in alternative minimum taxable income in computing a shareholder’s liability for the alternative minimum tax.

The Funds may be subject to foreign withholding taxes on dividends and interest earned with respect to securities of foreign corporations.

The use of hedging strategies, such as entering into futures contracts and forward contracts and purchasing options, involves complex rules that will determine the character and timing of recognition of the income received in connection therewith by the Funds.

For accounting purposes, when a Fund purchases an option, the premium paid by the Fund is recorded as an asset and is subsequently adjusted to the current market value of the option.  Any gain or loss realized by the Fund upon the expiration or sale of such options held by the Funds generally will be capital gain or loss.

Any security, option, or other position entered into or held by a Fund that substantially diminishes the Fund’s risk of loss from any other position held by the Fund may constitute a “straddle” for federal income tax purposes.  In general, straddles are subject to certain rules that may affect the amount, character and timing of the Fund’s gains and losses with respect to straddle positions by requiring, among other things, that the loss realized on disposition of one position of a straddle be deferred until gain is realized on disposition of the offsetting position; that the Fund’s holding period in certain straddle positions not begin until the straddle is terminated (possibly resulting in the gain being treated as short-term capital gain rather than long-term capital gain); and that losses recognized with respect to certain straddle positions, which would otherwise constitute short-term capital losses, be treated as long-term capital losses.  Different elections are available to the Fund that may mitigate the effects of the straddle rules.

Certain options, futures contracts and forward contracts that are subject to Section 1256 of the Code (“Section 1256 Contracts”) and that are held by a Fund at the end of its taxable year generally will be required to be “marked to market” for federal income tax purposes, that is, deemed to have been sold at market value.  Sixty percent of any net gain or loss recognized on these deemed sales and 60% of any net gain or loss realized from any actual sales of Section 1256 Contracts will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss.

Redemption of Fund shares may result in recognition of a taxable gain or loss.  Any loss realized upon redemption of shares within six months from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gains during such six-month period.  Any loss realized upon a redemption may be disallowed under certain wash sale rules to the extent shares of the same Fund are purchased (through reinvestment of distributions or otherwise) within 30 days before or after the redemption.

Under the Code, the Funds will be required to report to the Internal Revenue Service all distributions of taxable income and capital gains as well as gross proceeds from the redemption of Fund shares, except in the case of exempt shareholders, which includes most corporations.  Pursuant to the backup withholding provisions of the Code, distributions of any taxable income and capital gains and proceeds from the redemption of Fund shares may be subject to withholding of federal income tax (currently at the rate of 28%) in the case of non-exempt shareholders who fail to furnish the Funds with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law.  If the back-up withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.  Corporate and other exempt shareholders should provide the Funds with their taxpayer identification numbers or certify their exempt status in order to avoid possible erroneous application of backup withholding.  The Funds reserve the right to refuse to open an account for any person failing to provide a certified taxpayer identification number.

The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts and estates.  Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the Funds, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30 percent (or at a lower rate under an applicable income tax treaty) on amounts constituting ordinary income, or, in the alternative, may be subject to a U.S. withholding tax at a rate of 35 percent on amounts attributable to dispositions by a Fund of U.S. real property interests (possibly including REIT stock) or to distributions received by a Fund from its REIT holdings.

This discussion and the related discussion in the Prospectus have been prepared by Fund management.  The information above is only a summary of some of the tax considerations generally affecting the Funds and their shareholders.  No attempt has been made to discuss individual tax consequences and this discussion should not be construed as applicable to all shareholders’ tax situations.  Investors should consult their own tax advisors to determine the suitability of the Funds and the applicability of any state, local or foreign taxation.  Paul Hastings has expressed no opinion in respect thereof.

DIVIDENDS AND DISTRIBUTIONS

The Funds will generally receive income in the form of dividends and interest earned on its investments in securities.  This income, less the expenses incurred in its operations, is a Fund’s net investment income, substantially all of which will be declared as dividends to the Fund’s shareholders.

The amount of income dividend payments by a Fund is dependent upon the amount of net investment income received by the Fund from its portfolio holdings, is not guaranteed and is subject to the discretion of the Board.  The Funds do not pay “interest” or guarantee any fixed rate of return on an investment in its shares.

The Funds also may derive capital gains or losses in connection with sales or other dispositions of its portfolio securities.  Additionally, the Funds may derive capital gain distributions from their investments in REIT securities. Any net gain the Funds may realize from dispositions involving investments held less than the period required for long-term capital gain or loss recognition or otherwise producing short-term capital gains and losses (taking into account any carryover of capital losses from the eight previous taxable years), although a distribution from capital gains, will be distributed to shareholders with and as a part of dividends giving rise to ordinary income.  If during any year a Fund realizes a net gain on transactions involving investments held more than the period required for long-term gain or loss recognition or otherwise producing long-term capital gains and losses, the Fund will have a net long-term capital gain.  After deduction of the amount of any net short-term capital loss, the balance (to the extent not offset by any capital losses carried over from the eight previous taxable years) will be distributed and treated as long-term capital gains in the hands of the shareholders regardless of the length of time a Fund’s shares may have been held by the shareholders.  For more information concerning applicable capital gains tax rates, see your tax advisor.

Any dividend or distribution paid by a Fund reduces the Fund’s NAV per share on the date paid by the amount of the dividend or distribution per share.  Accordingly, a dividend or distribution paid shortly after a purchase of shares by a shareholder would represent, in substance, a partial return of capital (to the extent it is paid on the shares so purchased), even though it would be subject to income taxes.

Dividends and other distributions will be made in the form of additional shares of a Fund unless the shareholder has otherwise indicated.  Investors have the right to change their elections with respect to the reinvestment of dividends and distributions by notifying the Transfer Agent in writing, but any such change will be effective only as to dividends and other distributions for which the record date is seven or more business days after the Transfer Agent has received the written request.

GENERAL INFORMATION

The Trust’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interest in the Funds.  Each share represents an interest in a Fund proportionately equal to the interest of each other share.  Upon a Fund’s liquidation, all shareholders would share pro rata in the net assets of the Fund available for distribution to shareholders.

With respect to the Funds, the Trust may offer more than one class of shares.  The Trust has reserved the right to create and issue additional series or classes.  Each share of a series or class represents an equal proportionate interest in that series or class with each other share of that series or class.  Currently, the Funds have only one class of shares.

The shares of each series or class participate equally in the earnings, dividends and assets of the particular series or class.  Expenses of the Trust which are not attributable to a specific series or class are allocated among all the series in a manner believed by management of the Trust to be fair and equitable.  Shares have no preemptive or conversion rights.  Shares, when issued, are fully paid and non-assessable, except as set forth below.  Shareholders are entitled to one vote for each share held. Shares of each series or class generally vote together, except when required under federal securities laws to vote separately on matters that only affect a particular class, such as the approval of distribution plans for a particular class.

The Trust is not required to hold annual meetings of shareholders but will hold special meetings of shareholders of a series or class when, in the judgment of the Trustees, it is necessary or desirable to submit matters for a shareholder vote.  Shareholders have, under certain circumstances, the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees.  Shareholders also have, in certain circumstances, the right to remove one or more Trustees without a meeting.  No material amendment may be made to the Declaration of Trust without the affirmative vote of the holders of a majority of the outstanding shares of each portfolio affected by the amendment.  The Declaration of Trust provides that, at any meeting of shareholders of the Trust or of any series or class, a Shareholder Servicing Agent may vote any shares as to which such Shareholder Servicing Agent is the agent of record and which are not represented in person or by proxy at the meeting, proportionately in accordance with the votes cast by holders of all shares of that portfolio otherwise represented at the meeting in person or by proxy as to which such Shareholder Servicing Agent is the agent of record. Any shares so voted by a Shareholder Servicing Agent will be deemed represented at the meeting for purposes of quorum requirements. Shares have no preemptive or conversion rights.  Shares, when issued, are fully paid and non-assessable, except as set forth below.  Any series or class may be terminated (i) upon the merger or consolidation with, or the sale or disposition of all or substantially all of its assets to, another entity, if approved by the vote of the holders of two-thirds of its outstanding shares, except that if the Board recommends such merger, consolidation or sale or disposition of assets, the approval by vote of the holders of a majority of the series’ or class’ outstanding shares will be sufficient, or (ii) by the vote of the holders of a majority of its outstanding shares, or (iii) by the Board by written notice to the series’ or class’ shareholders.  Unless each series and class is so terminated, the Trust will continue indefinitely.

The Declaration of Trust also provides that the Trust shall maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, Trustees, officers, employees and agents covering possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

The Declaration of Trust does not require the issuance of stock certificates.  If stock certificates are issued, they must be returned by the registered owners prior to the transfer or redemption of shares represented by such certificates.

Rule 18f-2 under the 1940 Act provides that as to any investment company which has two or more series outstanding and as to any matter required to be submitted to shareholder vote, such matter is not deemed to have been effectively acted upon unless approved by the holders of a “majority” (as defined in the Rule) of the voting securities of each series affected by the matter.  Such separate voting requirements do not apply to the election of Trustees or the ratification of the selection of accountants.  The Rule contains special provisions for cases in which an advisory contract is approved by one or more, but not all, series.  A change in investment policy may go into effect as to one or more series whose holders so approve the change even though the required vote is not obtained as to the holders of other affected series.

CODES OF ETHICS

The Trust, the Advisor and the Distributor have each adopted a Code of Ethics under Rule 17j-1 of the 1940 Act.  These Codes permit, subject to certain conditions, access persons of the Advisor and Distributor to invest in securities that may be purchased or held by the Funds.

FINANCIAL STATEMENTS

The Annual Report for the Funds for the fiscal year ended December 31, 2008, is a separate document supplied with this SAI and the financial statements, accompanying notes and report of the independent registered public accounting firm appearing therein are incorporated by reference into this SAI.

APPENDIX

SHORT-TERM RATINGS

Standard & Poor’s Short-Term Issue Credit Ratings

A Standard & Poor’s issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated.  The opinion evaluates the obligor’s capacity and willingness to meet its financial commitments as they come due, and may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.  The issue credit rating is not a recommendation to purchase, sell, or hold a financial obligation, inasmuch as it does not comment as to market price or suitability for a particular investor.

Issue credit ratings are based on current information furnished by the obligors or obtained by Standard & Poor’s from other sources it considers reliable. Standard & Poor’s does not perform an audit in connection with any credit rating and may, on occasion, rely on unaudited financial information. Credit ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

Issue credit ratings can be either long term or short term. Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. The result is a dual rating, in which the short-term rating addresses the put feature, in addition to the usual long-term rating. Medium-term notes are assigned long-term ratings.

Short-Term Issue Credit Ratings

A-1
A short-term obligation rated ‘A-1’ is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2
A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. The obligor’s capacity, however, to meet its financial commitment on the obligation is satisfactory.

A-3
A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. Adverse economic conditions or changing circumstances, however, are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B
A short-term obligation rated ‘B’ is regarded as having significant speculative characteristics. Ratings of ‘B-1’, ‘B-2’, and ‘B-3’ may be assigned to indicate finer distinctions within the ‘B’ category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B-1
A short-term obligation rated ‘B-1’ is regarded as having significant speculative characteristics, but the obligor has a relatively stronger capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-2
A short-term obligation rated ‘B-2’ is regarded as having significant speculative characteristics, and the obligor has an average speculative-grade capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-3
A short-term obligation rated ‘B-3’ is regarded as having significant speculative characteristics, and the obligor has a relatively weaker capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

C
A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D
A short-term obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Dual Ratings
Standard & Poor’s assigns “dual” ratings to all debt issues that have a put option or demand feature as part of their structure. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term rating symbols are used for bonds to denote the long-term maturity and the short-term rating symbols for the put option (for example, ‘AAA/A-1+’). With U.S. municipal short-term demand debt, note rating symbols are used with the short-term issue credit rating symbols (for example, ‘SP-1+/A-1+’).

Local Currency and Foreign Currency Risks
Country risk considerations are a standard part of Standard & Poor’s analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor’s capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government’s own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

Moody’s Short-Term Debt Ratings

Short-Term Ratings

Moody’s short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

Prime-1
Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

Prime-2
Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

Prime-3
Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP
Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Note: Canadian issuers rated P-1 or P-2 have their short-term ratings enhanced by the senior-most long-term rating of the issuer, its guarantor or support-provider.

PART C
(Phocas Funds)

OTHER INFORMATION

Item 23.  Exhibits

(a)	Agreement and Declaration of Trust dated October 3, 1996, was previously filed with the Trust’s Registration Statement on Form N-1A on December 6, 1996, and is incorporated herein by reference.

(b)
Amended and Restated By-Laws dated June 27, 2002, were previously filed with Post-Effective Amendment No. 113 to the Trust’s Registration Statement on Form N-1A on January 28, 2003, and are incorporated herein by reference.

(c)	Instruments Defining Rights of Security Holders are incorporated by reference into the Trust’s Agreement and Declaration of Trust and Amended and Restated By-Laws.

(d)	Investment Advisory Agreement was previously filed with Post-Effective Amendment No. 228 to the Registration Statement on Form N-1A on September 29, 2006, and is incorporated herein by reference.

(e)	Distribution Agreement was previously filed with Post-Effective Amendment No. 268 to the Registration Statement on Form N-1A on April 29, 2008, and is incorporated herein by reference.

(f)	Bonus or Profit Sharing Contracts – not applicable.

(g)	Custody Agreement was previously filed with Post-Effective Amendment No. 222 to the Trust’s Registration Statement on Form N-1A on June 28, 2006, and is incorporated herein by reference.

(i)	Amendment to Custody Agreement was previously filed with Post-Effective Amendment No. 268 to the Registration Statement on Form N-1A on April 29, 2008, and is incorporated herein by reference.

(h)	Other Material Contracts.

(i)
Fund Administration Servicing Agreement was previously filed with Post-Effective Amendment No. 222 to the Trust’s Registration Statement on Form N-1A on June 28, 2006, and is incorporated herein by reference.

(A)
Amendment to Fund Administration Servicing Agreement was previously filed with Post-Effective Amendment No. 268 to the Registration Statement on Form N-1A on April 29, 2008, and is incorporated herein by reference.

(ii)
Transfer Agent Servicing Agreement was previously filed with Post-Effective Amendment No. 222 to the Trust’s Registration Statement on Form N-1A on June 28, 2006, and is incorporated herein by reference.

(A)
Addendum to the Transfer Agent Servicing Agreement was previously filed with Post-Effective Amendment No. 282 to the Trust’s Registration Statement on Form N-1A on April 21, 2009, and is incorporated herein by reference.

(B)
Amendment to Transfer Agent Servicing Agreement was previously filed with Post-Effective Amendment No. 268 to the Registration Statement on Form N-1A on April 29, 2008, and is incorporated herein by reference.

(iii)
Fund Accounting Servicing Agreement was previously filed with Post-Effective Amendment No. 222 to the Trust’s Registration Statement on Form N-1A on June 28, 2006, and is incorporated herein by reference.

(A)
Amendment to Fund Accounting Servicing Agreement was previously filed with Post-Effective Amendment No. 268 to the Registration Statement on Form N-1A on April 29, 2008, and is incorporated herein by reference.

(iv)
Operating Expenses Limitation Agreement was previously filed with Post-Effective Amendment No. 228 to the Registration Statement on Form N-1A on September 29, 2006, and is incorporated herein by reference.

(A)
First Amendment to Operating Expenses Limitation Agreement dated September 20, 2007 was previously filed with Post-Effective Amendment No. 268 to the Registration Statement on Form N-1A on April 29, 2008, and is incorporated herein by reference.

(v)	Power of Attorney was previously filed with Post-Effective Amendment No. 275 to the Trust’s Registration Statement on Form N-1A on January 23, 2009, and is incorporated herein by reference.

(i)	Opinion of Counsel was previously filed with Post-Effective Amendment No. 228 to the Registration Statement on Form N-1A on September 29, 2006, and is incorporated herein by reference.

(j)	Consent of Independent Registered Public Accounting Firm – filed herewith.

(k)	Omitted Financial Statements – not applicable.

(l)	Subscription Agreements were previously filed with Pre-Effective Amendment No. 2 to the Trust’s Registration Statement on Form N-1A on February 28, 1997, and are incorporated herein by reference.

(m)	Rule 12b-1 Distribution Plan was previously filed with Post-Effective Amendment No. 228 to the Registration Statement on Form N-1A on September 29, 2006, and is incorporated herein by reference.

(n)	Rule 18f-3 Plan – not applicable.

(o)	Reserved.

(p)	Codes of Ethics.

(i)	Code of Ethics for Registrant – filed herewith.

(ii)	Code of Ethics for Advisor was previously filed with Post-Effective Amendment No. 268 to the Registration Statement on Form N-1A on April 29, 2008, and is incorporated herein by reference.

(iii)
Code of Ethics for Access Persons of Quasar Distributors, LLC was previously filed with Post-Effective Amendment No. 257 to the Trust’s Registration Statement on Form N-1A on January 28, 2008, and is incorporated herein by reference.

Item 24.  Persons Controlled by or Under Common Control with Registrant.

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 25.  Indemnification.

Reference is made to Article VII of the Registrant’s Agreement and Declaration of Trust, Article VI of Registrant’s Amended and Restated By-Laws and Paragraph 7 of the Distribution Agreement.

Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Registrant furnishes the following undertaking:  “Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission (“SEC”) such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.”

Item 26.  Business and Other Connections of the Investment Advisor.

With respect to the Advisor, the response to this Item will be incorporated by reference to the Advisor’s Uniform Application for Investment Adviser Registration (Form ADV) on file with the SEC (File No. 801-64317) dated March 17, 2009.  The Advisor’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

Item 27.  Principal Underwriter.

(a)           Quasar Distributors, LLC, the Registrant’s principal underwriter, acts as principal underwriter for the following investment companies:

Academy Funds Trust	Jacob Internet Fund, Inc.
Advisors Series Trust	Jensen Portfolio, Inc.
AIP Alternative Strategies Funds	Kensington Funds
Allied Asset Advisors Funds	Keystone Mutual Funds

Alpine Equity Trust	Kiewit Investment Fund, LLLP
Alpine Income Trust	Kirr Marbach Partners Funds, Inc.
Alpine Series Trust	LKCM Funds
Artio Global Equity Fund, Inc.	Masters’ Select Funds Trust
Artio Global Investment Funds	Matrix Advisors Value Fund, Inc.
Brandes Investment Trust	Monetta Fund, Inc.
Brandywine Blue Fund, Inc.	Monetta Trust
Brazos Mutual Funds	MP63 Fund, Inc.
Bridges Investment Fund, Inc.	Nicholas Family of Funds, Inc.
Buffalo Funds	Permanent Portfolio Family of Funds, Inc.
Country Mutual Funds Trust	Perritt Funds, Inc.
Cullen Funds Trust	Perritt Microcap Opportunities Fund, Inc.
Empiric Funds, Inc.	Primecap Odyssey Funds
First American Funds, Inc.	Professionally Managed Portfolios
First American Investment Funds, Inc.	Prospector Funds, Inc.
First American Strategy Funds, Inc.	Purisima Funds
Fort Pitt Capital Funds	Quaker Investment Trust
Glenmede Fund, Inc.	Rainier Investment Management Mutual Funds
Glenmede Portfolios	Rockland Funds Trust
Greenspring Fund, Inc.	Thompson Plumb Funds, Inc.
Guinness Atkinson Funds	TIFF Investment Program, Inc.
Harding Loevner Funds, Inc.	Trust for Professional Managers
Hennessy Funds Trust	Underlying Funds Trust
Hennessy Funds, Inc.	USA Mutuals Funds
Hennessy Mutual Funds, Inc.	Wexford Trust
Hotchkis & Wiley Funds	Wisconsin Capital Funds, Inc.
Intrepid Capital Management Funds Trust	WY Funds

(b)           To the best of Registrant’s knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal Business Address	Position and Offices with Quasar Distributors, LLC	Positions and Offices with Registrant
James R. Schoenike	President, Board Member	None
Andrew M. Strnad	Secretary	None
Joe D. Redwine	Board Member	Trustee, Chairman and Chief Executive Officer
Robert Kern	Board Member	None
Eric W. Falkeis	Board Member	None
Susan LaFond	Treasurer	None
Teresa Cowan	Assistant Secretary	None
The address of each of the foregoing is 615 East Michigan Street, Milwaukee, Wisconsin 53202.

(c)           Not applicable.

Item 28.  Location of Accounts and Records.

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained at the following locations:

Records Relating to:	Are located at:
Registrant’s Fund Administrator, Fund Accountant and Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, Wisconsin 53202
Registrant’s Custodian	U.S. Bank National Association 1555 North River Center Drive, Suite 302 Milwaukee, Wisconsin 53212
Registrant’s Investment Advisor	Phocas Financial Corporation 980 Atlantic Avenue, Suite 106 Alameda, California 94501
Registrant’s Distributor	Quasar Distributors, LLC 615 East Michigan Street, 4th Floor Milwaukee, Wisconsin 53202

Item 29.  Management Services Not Discussed in Parts A and B

Not Applicable.

Item 30.  Undertakings

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 284 to its Registration Statement meets all the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 284 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Milwaukee and State of Wisconsin, on the 27th day of April, 2009.

Advisors Series Trust

By:/s/ Douglas G. Hess
Douglas G. Hess
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 284 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

Michael D. LeRoy*	Trustee	April 27, 2009
Michael D. LeRoy

Donald E. O’Connor*	Trustee	April 27, 2009
Donald E. O’Connor

George J. Rebhan*	Trustee	April 27, 2009
George J. Rebhan

George T. Wofford*	Trustee	April 27, 2009
George T. Wofford

Joe D. Redwine*	Trustee, Chairman and	April 27, 2009
Joe D. Redwine	Chief Executive Officer

/s/ Cheryl L. King	Treasurer and Principal	April 27, 2009
Cheryl L. King	Financial Officer

/s/ Douglas G. Hess	President and Principal	April 27, 2009
Douglas G. Hess	Executive Officer

*By: /s/ Douglas G. Hess		April 27, 2009
Douglas G. Hess Attorney-In Fact pursuant to Power of Attorney

EXHIBIT INDEX

Exhibit	Exhibit No.
Consent of Independent Registered Public Accounting Firm	EX.99.j
Code of Ethics (Advisor)	EX.99.p.ii